UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2013

Item 1:	Report(s) to Shareholders.

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Calibrated Dividend Growth Fund

For the six-month period ended May 31, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

12	Financial Highlights

20	Notes to Financial Statements

29	Supplemental Information to Shareholders

Lord Abbett Research Fund
Lord Abbett Calibrated Dividend Growth Fund
Semiannual Report
For the six-month period ended May 31, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Calibrated Dividend Growth Fund for the six-month period ended May 31, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

Expense Example

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 through May 31, 2013).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/12 – 5/31/2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/12	5/31/13	12/1/12 - 5/31/13

Class A
Actual	$1,000.00	$1,132.10	$4.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.70	$4.28
Class B
Actual	$1,000.00	$1,127.80	$8.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.95	$8.05
Class C
Actual	$1,000.00	$1,127.60	$8.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.00	$8.00
Class F
Actual	$1,000.00	$1,133.10	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.47	$3.48
Class I
Actual	$1,000.00	$1,133.50	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.96	$3.02
Class P
Actual	$1,000.00	$1,130.30	$5.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.29
Class R2
Actual	$1,000.00	$1,129.80	$6.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.99
Class R3
Actual	$1,000.00	$1,131.10	$5.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.47	$5.54

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.60% for Class B and 1.59% for Class C, 0.69% for Class F, 0.60% for Class I, 1.05% for Class P, 1.19% for Class R2 and 1.10% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2013

Sector*	%**
Consumer Discretionary	11.75%
Consumer Staples	19.94%
Energy	10.88%
Financials	6.82%
Health Care	11.03%
Industrials	19.42%

Sector*	%**
Information Technology	5.51%
Materials	7.44%
Telecommunication Services	2.00%
Utilities	4.90%
Repurchase Agreement	0.31%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

Schedule of Investments (unaudited)
May 31, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.60%

Aerospace & Defense 5.23%
Lockheed Martin Corp.	172,100	$18,213
United Technologies Corp.	451,600	42,857

Total		61,070

Air Freight & Logistics 1.91%
C.H. Robinson
Worldwide, Inc.	176,364	9,998
FedEx Corp.	127,193	12,254

Total		22,252

Beverages 5.94%
Coca-Cola Co. (The)	992,734	39,699
PepsiCo, Inc.	367,384	29,674

Total		69,373

Capital Markets 2.22%
Eaton Vance Corp.	103,617	4,301
Franklin Resources, Inc.	68,107	10,543
SEI Investments Co.	116,359	3,562
T. Rowe Price Group, Inc.	98,417	7,466

Total		25,872

Chemicals 7.18%
Air Products &
Chemicals, Inc.	17,411	1,644
Albemarle Corp.	123,642	8,274
Ecolab, Inc.	43,756	3,696
International Flavors &
Fragrances, Inc.	48,600	3,902
Monsanto Co.	279,100	28,088
PPG Industries, Inc.	61,192	9,400
Praxair, Inc.	142,537	16,296
RPM International, Inc.	97,100	3,217
Sigma-Aldrich Corp.	45,300	3,790
Valspar Corp.	77,573	5,560

Total		83,867

Commercial Banks 0.11%
Commerce Bancshares, Inc.	29,023	1,263

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 0.16%
Cintas Corp.	40,296	$1,840

Communications Equipment 1.17%
Harris Corp.	43,800	2,196
QUALCOMM, Inc.	179,782	11,412

Total		13,608

Containers & Packaging 0.25%
AptarGroup, Inc.	25,168	1,428
Bemis Co., Inc.	39,211	1,535

Total		2,963

Diversified Telecommunication Services 1.89%
AT&T, Inc.	630,651	22,066

Electric: Utilities 3.90%
NextEra Energy, Inc.	109,941	8,314
Northeast Utilities	214,222	8,926
PPL Corp.	349,369	10,376
Southern Co. (The)	408,922	17,952

Total		45,568

Electrical Equipment 2.40%
Emerson Electric Co.	488,610	28,076

Energy Equipment & Services 0.17%
Helmerich & Payne, Inc.	31,680	1,956

Food & Staples Retailing 5.22%
Sysco Corp.	223,800	7,565
Wal-Mart Stores, Inc.	619,097	46,333
Walgreen Co.	148,722	7,103

Total		61,001

Food Products 1.55%
Archer Daniels Midland Co.	111,640	3,598
Bunge Ltd.	119,518	8,319
Hormel Foods Corp.	52,343	2,084
McCormick & Co., Inc.	59,800	4,131

Total		18,132

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
May 31, 2013

Investments	Shares	Fair Value (000)

Gas Utilities 0.39%
National Fuel Gas Co.	32,341	$1,979
UGI Corp.	67,400	2,574

Total		4,553

Health Care Equipment & Supplies 4.61%
Abbott Laboratories	341,900	12,537
Becton, Dickinson & Co.	107,080	10,560
C.R. Bard, Inc.	70,497	7,268
Medtronic, Inc.	461,276	23,530

Total		53,895

Health Care Providers & Services 1.33%
Cardinal Health, Inc.	329,652	15,480

Hotels, Restaurants & Leisure 3.84%
McDonald’s Corp.	464,526	44,859

Household Durables 0.15%
Leggett & Platt, Inc.	55,033	1,761

Household Products 6.22%
Colgate-Palmolive Co.	401,764	23,238
Kimberly-Clark Corp.	385,205	37,299
Procter & Gamble Co. (The)	158,437	12,162

Total		72,699

Industrial Conglomerates 4.17%
3M Co.	427,781	47,171
Carlisle Cos., Inc.	24,225	1,585

Total		48,756

Information Technology Services 3.65%
Automatic Data Processing, Inc.	25,920	1,781
International Business Machines Corp.	196,627	40,903

Total		42,684

Insurance 4.08%
ACE Ltd. (Switzerland)(a)	229,021	20,539
Aflac, Inc.	290,965	16,204
Brown & Brown, Inc.	44,600	1,439
Cincinnati Financial Corp.	24,575	1,164

Investments	Shares	Fair Value (000)

HCC Insurance Holdings, Inc.	38,535	$1,651
RenaissanceRe Holdings Ltd.	56,889	4,890
W.R. Berkley Corp.	42,478	1,740

Total		47,627

Leisure Equipment & Products 0.52%
Polaris Industries, Inc.	63,427	6,058

Machinery 4.94%
Caterpillar, Inc.	288,029	24,713
CLARCOR, Inc.	22,470	1,219
Donaldson Co., Inc.	52,168	1,957
Graco, Inc.	23,031	1,484
Illinois Tool Works, Inc.	335,300	23,515
Lincoln Electric Holdings, Inc.	31,831	1,903
Nordson Corp.	21,594	1,538
Valmont Industries, Inc.	8,900	1,356

Total		57,685

Multi-Line Retail 2.45%
Family Dollar Stores, Inc.	222,718	13,619
Target Corp.	215,515	14,978

Total		28,597

Multi-Utilities 0.47%
MDU Resources Group, Inc.	72,985	1,887
SCANA Corp.	70,151	3,539

Total		5,426

Oil, Gas & Consumable Fuels 10.70%
Chevron Corp.	164,752	20,223
Energen Corp.	103,407	5,604
EOG Resources, Inc.	95,375	12,313
Exxon Mobil Corp.	422,893	38,259
Murphy Oil Corp.	234,874	14,872
Occidental Petroleum Corp.	366,700	33,762

Total		125,033

Pharmaceuticals 5.08%
AbbVie, Inc.	784,668	33,497
Johnson & Johnson	306,581	25,808

Total		59,305

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
May 31, 2013

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment 0.55%
Linear Technology Corp.	31,887	$1,196
Microchip Technology, Inc.	144,567	5,274

Total		6,470

Software 0.13%
FactSet Research Systems, Inc.	15,560	1,528

Specialty Retail 3.11%
Lowe’s Cos., Inc.	124,775	5,254
Ross Stores, Inc.	220,020	14,147
TJX Cos., Inc. (The)	335,256	16,968

Total		36,369

Textiles, Apparel & Luxury Goods 1.67%
NIKE, Inc. Class B	191,010	11,778
VF Corp.	41,701	7,667

Total		19,445

Thrifts & Mortgage Finance 0.41%
People’s United Financial, Inc.	350,451	4,822

Tobacco 0.99%
Altria Group, Inc.	319,493	11,534

Trading Companies & Distributors 0.60%
W.W. Grainger, Inc.	18,218	4,690
Watsco, Inc.	26,036	2,272

Total		6,962

Water Utilities 0.14%
Aqua America, Inc.	53,869	1,675

Investments	Shares	Fair Value (000)

Wireless Telecommunication Services 0.10%
Telephone & Data Systems, Inc.	52,100	$1,211

Total Common Stocks (cost $1,062,394,770)		1,163,341

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.31%

Repurchase Agreement

Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with Fixed Income Clearing Corp. collateralized by $1,325,000 of U.S. Treasury Note at 2.625% due 12/31/2014; and $2,345,000 of U.S. Treasury Note at 0.25% due 2/15/2015 value: $3,736,020; proceeds: $3,660,211 (cost $3,660,208)	$3,660	3,660

Total Investments in Securities 99.91% (cost $1,066,054,978)		1,167,001

Other Assets in Excess of Liabilities(b) 0.09%		1,069

Net Assets 100.00%		$1,168,070

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
May 31, 2013

Open Futures Contracts at May 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

E-Mini S&P 500 Index	June 2013	21	Long	$1,710,450	$(15,271)

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$1,163,341	$—	$—	$1,163,341
Repurchase Agreement	—	3,660	—	3,660

Total	$1,163,341	$3,660	$—	$1,167,001

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(15,271)	—	—	(15,271)

Total	$(15,271)	$—	$—	$(15,271)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2013.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)
May 31, 2013

ASSETS:
Investments in securities, at fair value (cost $1,066,054,978)	$1,167,000,883
Deposits with brokers for futures collateral	73,500
Receivables:
Capital shares sold	4,447,917
Interest and dividends	3,581,111
From advisor (See Note 3)	330,536
Prepaid expenses and other assets	74,321

Total assets	1,175,508,268

LIABILITIES:
Payables:
Investment securities purchased	3,822,220
Capital shares reacquired	2,008,654
Management fee	740,560
12b-1 distribution fees	308,310
Directors’ fees	137,667
Fund administration	39,891
Variation margin	25,798
Accrued expenses and other liabilities	354,970

Total liabilities	7,438,070

NET ASSETS	$1,168,070,198

COMPOSITION OF NET ASSETS:
Paid-in capital	$1,083,334,106
Undistributed net investment income	2,916,842
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(19,103,175)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	100,922,425

Net Assets	$1,168,070,198

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)
May 31, 2013

Net assets by class:
Class A Shares	$982,634,879
Class B Shares	$28,183,061
Class C Shares	$96,103,087
Class F Shares	$46,840,548
Class I Shares	$7,705,212
Class P Shares	$1,343,181
Class R2 Shares	$397,048
Class R3 Shares	$4,863,182
Outstanding shares by class:
Class A Shares (300 million shares of common stock authorized, $.001 par value)	69,747,039
Class B Shares (30 million shares of common stock authorized, $.001 par value)	2,017,433
Class C Shares (20 million shares of common stock authorized, $.001 par value)	6,873,235
Class F Shares (30 million shares of common stock authorized, $.001 par value)	3,326,686
Class I Shares (100 million shares of common stock authorized, $.001 par value)	543,652
Class P Shares (20 million shares of common stock authorized, $.001 par value)	95,044
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	28,034
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	346,175
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.09
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$14.95
Class B Shares-Net asset value	$13.97
Class C Shares-Net asset value	$13.98
Class F Shares-Net asset value	$14.08
Class I Shares-Net asset value	$14.17
Class P Shares-Net asset value	$14.13
Class R2 Shares-Net asset value	$14.16
Class R3 Shares-Net asset value	$14.05

See Notes to Financial Statements.	9

Statement of Operations (unaudited)
For the Six Months Ended May 31, 2013

Investment income:
Dividends	$14,303,528
Interest	137

Total investment income	14,303,665

Expenses:
Management fee	3,948,265
12b-1 distribution plan-Class A	1,138,870
12b-1 distribution plan-Class B	152,509
12b-1 distribution plan-Class C	372,632
12b-1 distribution plan-Class F	14,433
12b-1 distribution plan-Class P	3,333
12b-1 distribution plan-Class R2	856
12b-1 distribution plan-Class R3	10,853
Shareholder servicing	680,352
Fund administration	211,473
Reports to shareholders	70,372
Registration	53,697
Custody	33,612
Professional	28,662
Directors’ fees	13,698
Other	18,552

Gross expenses	6,752,169
Expense reductions (See Note 7)	(485)
Management fee waived (See Note 3)	(1,886,100)

Net expenses	4,865,584

Net investment income	9,438,081

Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	43,092,669
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	75,758,605

Net realized and unrealized gain	118,851,274

Net Increase in Net Assets Resulting From Operations	$128,289,355

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$9,438,081	$23,942,336
Net realized gain on investments, futures contracts and foreign currency related transactions	43,092,669	153,162,034
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	75,758,605	(40,266,513)

Net increase in net assets resulting from operations	128,289,355	136,837,857

Distributions to shareholders from:
Net investment income
Class A	(14,693,854)	(24,704,883)
Class B	(408,339)	(769,658)
Class C	(888,892)	(1,225,364)
Class F	(355,849)	(326,769)
Class I	(92,554)	(597,765)
Class P	(24,478)	(47,633)
Class R2	(2,625)	(2,817)
Class R3	(65,031)	(90,373)

Total distributions to shareholders	(16,531,622)	(27,765,262)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	185,978,323	146,642,458
Reinvestment of distributions	15,976,177	27,051,584
Cost of shares reacquired	(110,739,595)	(427,231,118)

Net increase (decrease) in net assets resulting from capital share transactions	91,214,905	(253,537,076)

Net increase (decrease) in net assets	202,972,638	(144,464,481)

NET ASSETS:
Beginning of period	$965,097,560	$1,109,562,041

End of period	$1,168,070,198	$965,097,560

Undistributed net investment income	$2,916,842	$10,010,383

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.66		$11.43	$11.26	$10.35	$ 8.66	$13.49

Investment operations:
Net investment income(a)	.12		.29	.29	.28	.34	.41
Net realized and unrealized gain (loss)	1.53		1.27	.17	.93	1.72	(4.26)

Total from investment operations	1.65		1.56	.46	1.21	2.06	(3.85)

Distributions to shareholders from:
Net investment income	(.22)		(.33)	(.29)	(.30)	(.37)	(.44)
Net realized gain	—		—	—	—	—	(.54)

Total distributions	(.22)		(.33)	(.29)	(.30)	(.37)	(.98)

Net asset value, end of period	$14.09		$12.66	$11.43	$11.26	$10.35	$ 8.66

Total Return(b)	13.21	%(c)	13.77%	4.03%	11.90%	24.58%	(30.43)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.42	%(c)	1.23%	1.30%	1.31%	1.37%	1.32%

Expenses, including expense reductions and management fee waived	.42	%(c)	1.23%	1.30%	1.31%	1.37%	1.32%

Expenses, excluding expense reductions and management fee waived	.60	%(c)	1.31%	1.30%	1.31%	1.37%	1.32%

Net investment income	.92	%(c)	2.33%	2.45%	2.64%	3.66%	3.61%

Supplemental Data:

Net assets, end of period (000)	$982,635		$848,026	$898,508	$933,371	$974,791	$852,774
Portfolio turnover rate	32.11	%(c)	102.89%	22.87%	29.52%	52.24%	54.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.55		$11.33	$11.16	$10.26	$ 8.59	$13.38

Investment operations:
Net investment income(a)	.07		.20	.21	.21	.27	.33
Net realized and unrealized gain (loss)	1.52		1.26	.17	.92	1.71	(4.21)

Total from investment operations	1.59		1.46	.38	1.13	1.98	(3.88)

Distributions to shareholders from:
Net investment income	(.17)		(.24)	(.21)	(.23)	(.31)	(.37)
Net realized gain	—		—	—	—	—	(.54)

Total distributions	(.17)		(.24)	(.21)	(.23)	(.31)	(.91)

Net asset value, end of period	$13.97		$12.55	$11.33	$11.16	$10.26	$ 8.59

Total Return(b)	12.78	%(c)	13.04%	3.36%	11.17%	23.75%	(30.86)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.80	%(c)	1.90%	1.95%	1.96%	2.02%	1.97%

Expenses, including expense reductions and management fee waived	.80	%(c)	1.90%	1.95%	1.96%	2.02%	1.97%

Expenses, excluding expense reductions and management fee waived	.98	%(c)	1.98%	1.95%	1.96%	2.02%	1.97%

Net investment income	.55	%(c)	1.67%	1.78%	1.99%	3.00%	2.96%

Supplemental Data:

Net assets, end of period (000)	$28,183		$31,891	$39,643	$48,714	$53,941	$44,682
Portfolio turnover rate	32.11	%(c)	102.89%	22.87%	29.52%	52.24%	54.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.57		$11.35	$11.18	$10.28	$ 8.60	$13.40

Investment operations:
Net investment income(a)	.07		.20	.21	.21	.28	.33
Net realized and unrealized gain (loss)	1.52		1.27	.17	.92	1.71	(4.23)

Total from investment operations	1.59		1.47	.38	1.13	1.99	(3.90)

Distributions to shareholders from:
Net investment income	(.18)		(.25)	(.21)	(.23)	(.31)	(.36)
Net realized gain	—		—	—	—	—	(.54)

Total distributions	(.18)		(.25)	(.21)	(.23)	(.31)	(.90)

Net asset value, end of period	$13.98		$12.57	$11.35	$11.18	$10.28	$ 8.60

Total Return(b)	12.76	%(c)	13.06%	3.39%	11.15%	23.82%	(30.90)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.79	%(c)	1.88%	1.94%	1.96%	2.02%	1.97%

Expenses, including expense reductions and management fee waived	.79	%(c)	1.88%	1.94%	1.96%	2.02%	1.97%

Expenses, excluding expense reductions and management fee waived	.97	%(c)	1.98%	1.95%	1.96%	2.02%	1.97%

Net investment income	.55	%(c)	1.67%	1.82%	1.99%	3.02%	2.95%

Supplemental Data:

Net assets, end of period (000)	$96,103		$61,096	$57,695	$56,383	$59,267	$54,081
Portfolio turnover rate	32.11	%(c)	102.89%	22.87%	29.52%	52.24%	54.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.65		$11.43	$11.25	$10.34	$ 8.65	$13.49

Investment operations:
Net investment income(a)	.14		.31	.32	.31	.34	.43
Net realized and unrealized gain (loss)	1.52		1.27	.18	.93	1.75	(4.25)

Total from investment operations	1.66		1.58	.50	1.24	2.09	(3.82)

Distributions to shareholders from:
Net investment income	(.23)		(.36)	(.32)	(.33)	(.40)	(.48)
Net realized gain	—		—	—	—	—	(.54)

Total distributions	(.23)		(.36)	(.32)	(.33)	(.40)	(1.02)

Net asset value, end of period	$14.08		$12.65	$11.43	$11.25	$10.34	$ 8.65

Total Return(b)	13.31	%(c)	13.97%	4.39%	12.09%	25.05%	(30.31)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.35	%(c)	.98%	1.05%	1.06%	1.11%	1.10%

Expenses, including expense reductions and management fee waived	.35	%(c)	.98%	1.05%	1.06%	1.11%	1.10%

Expenses, excluding expense reductions and management fee waived	.52	%(c)	1.08%	1.06%	1.06%	1.11%	1.10%

Net investment income	1.00	%(c)	2.57%	2.70%	2.91%	3.66%	4.21%

Supplemental Data:

Net assets, end of period (000)	$46,841		$14,857	$8,251	$7,395	$4,238	$1,194
Portfolio turnover rate	32.11	%(c)	102.89%	22.87%	29.52%	52.24%	54.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.73		$11.50	$11.33	$10.41	$ 8.70	$13.56

Investment operations:
Net investment income(a)	.14		.30	.32	.32	.36	.45
Net realized and unrealized gain (loss)	1.54		1.30	.18	.94	1.75	(4.28)

Total from investment operations	1.68		1.60	.50	1.26	2.11	(3.83)

Distributions to shareholders from:
Net investment income	(.24)		(.37)	(.33)	(.34)	(.40)	(.49)
Net realized gain	—		—	—	—	—	(.54)

Total distributions	(.24)		(.37)	(.33)	(.34)	(.40)	(1.03)

Net asset value, end of period	$14.17		$12.73	$11.50	$11.33	$10.41	$ 8.70

Total Return(b)	13.35	%(c)	14.08%	4.37%	12.33%	25.13%	(30.24)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.30	%(c)	.97%	.95%	.96%	1.01%	.97%

Expenses, including expense reductions and management fee waived	.30	%(c)	.97%	.95%	.96%	1.01%	.97%

Expenses, excluding expense reductions and management fee waived	.48	%(c)	.98%	.95%	.96%	1.01%	.97%

Net investment income	1.03	%(c)	2.54%	2.72%	2.98%	3.91%	3.97%

Supplemental Data:

Net assets, end of period (000)	$7,705		$3,497	$100,317	$337,978	$309,336	$197,714
Portfolio turnover rate	32.11	%(c)	102.89%	22.87%	29.52%	52.24%	54.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.70		$11.46	$11.29	$10.38	$ 8.68	$13.52

Investment operations:
Net investment income(a)	.11		.27	.28	.27	.33	.40
Net realized and unrealized gain (loss)	1.52		1.28	.16	.93	1.73	(4.27)

Total from investment operations	1.63		1.55	.44	1.20	2.06	(3.87)

Distributions to shareholders from:
Net investment income	(.20)		(.31)	(.27)	(.29)	(.36)	(.43)
Net realized gain	—		—	—	—	—	(.54)

Total distributions	(.20)		(.31)	(.27)	(.29)	(.36)	(.97)

Net asset value, end of period	$14.13		$12.70	$11.46	$11.29	$10.38	$ 8.68

Total Return(b)	13.03	%(c)	13.60%	4.00%	11.75%	24.52%	(30.50)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.52	%(c)	1.35%	1.40%	1.41%	1.46%	1.42%

Expenses, including expense reductions and management fee waived	.52	%(c)	1.35%	1.40%	1.41%	1.46%	1.42%

Expenses, excluding expense reductions and management fee waived	.70	%(c)	1.43%	1.41%	1.41%	1.46%	1.42%

Net investment income	.83	%(c)	2.22%	2.35%	2.54%	3.54%	3.52%

Supplemental Data:

Net assets, end of period (000)	$1,343		$1,638	$1,910	$2,191	$2,906	$2,370
Portfolio turnover rate	32.11	%(c)	102.89%	22.87%	29.52%	52.24%	54.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.73		$11.49	$11.31	$10.40	$ 8.70	$13.48

Investment operations:
Net investment income(a)	.11		.26	.28	.26	.31	.44
Net realized and unrealized gain (loss)	1.52		1.28	.15	.92	1.75	(4.27)

Total from investment operations	1.63		1.54	.43	1.18	2.06	(3.83)

Distributions to shareholders from:
Net investment income	(.20)		(.30)	(.25)	(.27)	(.36)	(.41)
Net realized gain	—		—	—	—	—	(.54)

Total distributions	(.20)		(.30)	(.25)	(.27)	(.36)	(.95)

Net asset value, end of period	$14.16		$12.73	$11.49	$11.31	$10.40	$ 8.70

Total Return(b)	12.98	%(c)	13.46%	3.90%	11.56%	24.47%	(30.23)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.59	%(c)	1.46%	1.54%	1.55%	1.49%	1.06%

Expenses, including expense reductions and management fee waived	.59	%(c)	1.46%	1.54%	1.55%	1.49%	1.06%

Expenses, excluding expense reductions and management fee waived	.77	%(c)	1.55%	1.55%	1.56%	1.49%	1.06%

Net investment income	.78	%(c)	2.10%	2.43%	2.39%	3.34%	3.87%

Supplemental Data:

Net assets, end of period (000)	$397		$112	$103	$30	$29	$7
Portfolio turnover rate	32.11	%(c)	102.89%	22.87%	29.52%	52.24%	54.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.62		$11.40	$11.24	$10.33	$ 8.65	$13.48

Investment operations:
Net investment income(a)	.11		.26	.28	.27	.29	.39
Net realized and unrealized gain (loss)	1.52		1.27	.15	.93	1.76	(4.25)

Total from investment operations	1.63		1.53	.43	1.20	2.05	(3.86)

Distributions to shareholders from:
Net investment income	(.20)		(.31)	(.27)	(.29)	(.37)	(.43)
Net realized gain	—		—	—	—	—	(.54)

Total distributions	(.20)		(.31)	(.27)	(.29)	(.37)	(.97)

Net asset value, end of period	$14.05		$12.62	$11.40	$11.24	$10.33	$ 8.65

Total Return(b)	13.11	%(c)	13.57%	3.91%	11.73%	24.46%	(30.54)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.55	%(c)	1.38%	1.45%	1.45%	1.50%	1.40%

Expenses, including expense reductions and management fee waived	.55	%(c)	1.38%	1.45%	1.45%	1.50%	1.40%

Expenses, excluding expense reductions and management fee waived	.72	%(c)	1.48%	1.45%	1.46%	1.50%	1.40%

Net investment income	.80	%(c)	2.15%	2.35%	2.49%	3.03%	3.65%

Supplemental Data:

Net assets, end of period (000)	$4,863		$3,980	$3,135	$2,116	$341	$42
Portfolio turnover rate	32.11	%(c)	102.89%	22.87%	29.52%	52.24%	54.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its classes: Lord Abbett Calibrated Dividend Growth Fund (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2009 through November 30, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the

Notes to Financial Statements (unaudited)(continued)

Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Notes to Financial Statements (unaudited)(continued)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of May 31, 2013, and if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(j)

Disclosures about Derivative Instruments and Hedging Activities–The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended May 31, 2013 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Realized gain of $160,442 and unrealized depreciation of $15,271 are included on the Statement of Operations related to futures contracts under the captions Net realized gain on investments, futures contracts and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 13.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended May 31, 2013, the effective management fee, net of waivers, was at an annualized rate of .39% of the Fund’s average daily net assets.

For the period ended May 31, 2013 continuing through March 31, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and administrative fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of ..60%. This agreement may be terminated only upon the approval of the Board.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan
The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	—	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2013:

Distributor Commissions	Dealers’ Concessions

$365,936	$1,989,685

Distributor received CDSCs of $198 and $3,540 for Class A and Class C shares, respectively, for the six months ended May 31, 2013.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2013 and the fiscal year ended November 30, 2012 was as follows:

	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012

Distributions paid from:
Ordinary income	$16,531,622	$27,765,262

Total distributions paid	$16,531,622	$27,765,262

As of November 30, 2012, the Fund had a capital loss carryforwards of $61,232,365 set to expire in 2017.

Notes to Financial Statements (unaudited)(continued)

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of May 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,066,455,356

Gross unrealized gain	106,347,791
Gross unrealized loss	(5,802,264)

Net unrealized security gain	$100,545,527

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2013 were as follows:

Purchases	Sales

$423,371,080	$338,769,571

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2013.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee

Notes to Financial Statements (unaudited)(continued)

to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective April 1, 2013, the Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013, the Fund and the participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

As of May 31, 2013, there were no loans pursuant to this Facility, nor was the Facility utilized any time during the six months ended May 31, 2013. Subsequent to May 31, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a risking market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more establish companies.

The Fund’s exposure to foreign companies and ADRs presents increased market, liquidity, currency, political and other risks.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	8,357,702	$113,248,831	9,786,518	$119,298,611
Converted from Class B*	394,784	5,330,650	443,964	5,481,067
Reinvestment of distributions	1,129,040	14,506,232	2,017,555	24,395,455
Shares reacquired	(7,124,730)	(95,262,112)	(23,862,375)	(294,327,940)

Increase (decrease)	2,756,796	$37,823,601	(11,614,338)	$(145,152,807)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class B Shares	Shares	Amount	Shares	Amount

Shares sold	60,862	$811,780	132,932	$1,591,225
Reinvestment of distributions	31,322	396,778	62,397	746,199
Shares reacquired	(217,649)	(2,873,249)	(704,111)	(8,576,564)
Converted to Class A*	(398,119)	(5,330,650)	(447,770)	(5,481,067)

Decrease	(523,584)	$(6,995,341)	(956,552)	$(11,720,207)

Class C Shares

Shares sold	2,486,511	$33,736,029	1,023,093	$12,467,625
Reinvestment of distributions	55,911	712,651	80,045	961,424
Shares reacquired	(529,987)	(7,050,877)	(1,323,484)	(16,061,981)

Increase (decrease)	2,012,435	$27,397,803	(220,346)	$(2,632,932)

Class F Shares

Shares sold	2,440,163	$33,104,411	799,173	$9,734,827
Reinvestment of distributions	20,781	270,387	21,868	266,301
Shares reacquired	(308,498)	(4,188,104)	(368,922)	(4,489,802)

Increase	2,152,446	$29,186,694	452,119	$5,511,326

Class I Shares

Shares sold	280,634	$3,735,682	169,278	$2,129,225
Reinvestment of distributions	12	170	47,277	543,683
Shares reacquired	(11,629)	(157,935)	(8,664,123)	(102,242,419)

Increase (decrease)	269,017	$3,577,917	(8,447,568)	$(99,569,511)

Class P Shares

Shares sold	5,654	$77,767	17,479	$214,388
Reinvestment of distributions	1,905	24,478	3,935	47,633
Shares reacquired	(41,542)	(557,642)	(59,024)	(724,221)

Decrease	(33,983)	$(455,397)	(37,610)	$(462,200)

Class R2 Shares

Shares sold	20,573	$274,951	3,413	$41,890
Reinvestment of distributions	37	493	56	679
Shares reacquired	(1,391)	(18,383)	(3,601)	(43,946)

Increase (decrease)	19,219	$257,061	(132)	$(1,377)

Class R3 Shares

Shares sold	73,670	$988,872	95,790	$1,164,667
Reinvestment of distributions	5,074	64,988	7,458	90,210
Shares reacquired	(47,841)	(631,293)	(62,854)	(764,245)

Increase	30,903	$422,567	40,394	$490,632

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(concluded)

12.	RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-1 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011-11 and ASU 2013-1 will have on the Fund’s financial statement disclosures.

13.	SUBSEQUENT EVENT

On June 6, 2013, the Board approved a proposal to reorganize Lord Abbett Classic Stock Fund (“Classic Stock Fund”), another fund of the Company, into the Fund to create a single larger fund. The reorganization requires the approval of Classic Stock Fund’s shareholders at a future shareholder meeting.

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of two groups of funds within the same investment classification/objective (each a “performance universe”) and the investment performance of an appropriate benchmark; (2) information provided by Lipper Inc. regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of two performance universes as of various periods ended September 30, 2012. The Board observed that the investment performance of the Class A shares was above the median of one performance universe for each period and above the median of the other performance universe for the nine-month and five-year periods and below the median for the one-year, three-year, and ten-year periods. The Board noted that the Fund had changed its investment approach as of September 27, 2012.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord

Approval of Advisory Contract (continued)

Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also considered the steps Lord Abbett had taken to improve investment performance of the Fund.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of the Fund and the expense levels of the peer groups. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. The Board observed that the expense ratios generally were above the medians of the peer groups.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has

Approval of Advisory Contract (concluded)

entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Calibrated Dividend Growth Fund	LAAMF-3-0513 (07/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Growth Opportunities Fund

For the six-month period ended May 31, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

12	Financial Highlights

20	Notes to Financial Statements

28	Supplemental Information to Shareholders

Lord Abbett Research Fund
Lord Abbett Growth Opportunities Fund
Semiannual Report
For the six-month period ended May 31, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Growth Opportunities Fund for the six-month period ended May 31, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

1

Expense Example

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 through May 31, 2013).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/12 – 5/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/12	5/31/13	12/1/12 - 5/31/13

Class A
Actual	$1,000.00	$1,177.70	$7.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.94	$7.04
Class B
Actual	$1,000.00	$1,173.90	$11.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.72	$10.30
Class C
Actual	$1,000.00	$1,173.90	$11.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.77	$10.30
Class F
Actual	$1,000.00	$1,179.20	$6.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.18	$5.79
Class I
Actual	$1,000.00	$1,179.80	$5.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.68	$5.29
Class P
Actual	$1,000.00	$1,176.90	$8.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.43	$7.54
Class R2
Actual	$1,000.00	$1,176.10	$8.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.68	$8.30
Class R3
Actual	$1,000.00	$1,177.00	$8.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.21	$7.80

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.40% for Class A, 2.05% for Classes B and C, 1.15% for Class F, 1.05% for Class I, 1.50% for Class P, 1.65% for Class R2 and 1.55% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2013

Sector*	%**
Consumer Discretionary	26.27%
Consumer Staples	3.57%
Energy	6.13%
Financials	9.57%
Health Care	15.19%

Sector*	%**
Industrials	14.64%
Information Technology	17.45%
Materials	5.41%
Telecommunication Services	1.61%
Repurchase Agreement	0.16%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

3

Schedule of Investments (unaudited)
May 31, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.73%

Aerospace & Defense 1.24%
B/E Aerospace, Inc.*	117,275	$7,440

Auto Components 1.45%
BorgWarner, Inc.*	106,917	8,668

Automobiles 1.34%
Harley-Davidson, Inc.	147,033	8,019

Beverages 1.05%
Dr. Pepper Snapple Group, Inc.	137,088	6,303

Biotechnology 3.73%
ARIAD Pharmaceuticals, Inc.*	154,113	2,827
Incyte Corp.*	92,616	2,053
Isis Pharmaceuticals, Inc.*	74,806	1,620
Medivation, Inc.*	53,419	2,594
Onyx Pharmaceuticals, Inc.*	44,969	4,292
Quintiles Transnational Holdings, Inc.*	74,085	3,263
Vertex Pharmaceuticals, Inc.*	70,454	5,658

Total		22,307

Building Products 1.01%
Armstrong World Industries, Inc.*	34,673	1,802
Lennox International, Inc.	65,892	4,216

Total		6,018

Capital Markets 2.72%
Affiliated Managers Group, Inc.*	61,954	10,160
Artisan Partners Asset Management, Inc.*	72,292	3,378
Eaton Vance Corp.	65,129	2,704

Total		16,242

Investments	Shares	Fair Value (000)

Chemicals 2.86%
Ashland, Inc.	65,516	$5,826
Axiall Corp.	45,231	1,952
Celanese Corp. Series A	79,111	3,904
FMC Corp.	86,742	5,439

Total		17,121

Communications Equipment 1.12%
F5 Networks, Inc.*	40,292	3,353
Palo Alto Networks, Inc.*	27,434	1,331
Riverbed Technology, Inc.*	129,425	2,001

Total		6,685

Computers & Peripherals 2.57%
NCR Corp.*	274,401	9,165
NetApp, Inc.*	165,795	6,222

Total		15,387

Construction Materials 0.62%
Vulcan Materials Co.	68,859	3,690

Containers & Packaging 0.96%
Rock-Tenn Co. Class A	57,856	5,715

Distributors 0.99%
LKQ Corp.*	242,495	5,936

Diversified Financial Services 2.53%
IntercontinentalExchange, Inc.*	56,968	9,753
Moody’s Corp.	80,777	5,367

Total		15,120

Electrical Equipment 3.48%
AMETEK, Inc.	216,154	9,327
Hubbell, Inc. Class B	54,198	5,443
Rockwell Automation, Inc.	68,910	6,066

Total		20,836

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
May 31, 2013

Investments	Shares	Fair Value (000)

Energy Equipment & Services 2.74%
Atwood Oceanics, Inc.*	60,682	$3,187
Cameron International Corp.*	93,547	5,694
Oceaneering International, Inc.	71,399	5,175
Oil States International, Inc.*	23,574	2,322

Total		16,378

Food & Staples Retailing 1.59%
Whole Foods Market, Inc.	183,514	9,517

Food Products 0.92%
Green Mountain Coffee Roasters, Inc.*	75,377	5,512

Health Care Equipment & Supplies 0.54%
C.R. Bard, Inc.	31,322	3,229

Health Care Providers & Services 3.93%
Catamaran Corp.*	91,984	4,527
DaVita HealthCare Partners, Inc.*	56,227	6,976
Laboratory Corp. of America Holdings*	39,578	3,938
Team Health Holdings, Inc.*	83,589	3,266
Universal Health Services, Inc. Class B	69,674	4,817

Total		23,524

Health Care Technology 1.31%
Cerner Corp.*	79,560	7,819

Hotels, Restaurants & Leisure 3.75%
Chipotle Mexican Grill, Inc.*	10,739	3,877
Panera Bread Co. Class A*	33,645	6,454
Starwood Hotels & Resorts Worldwide, Inc.	98,133	6,703
Wynn Resorts Ltd.	39,874	5,418

Total		22,452

Household Durables 0.69%
Mohawk Industries, Inc.*	36,991	4,112

Investments	Shares	Fair Value (000)

Information Technology Services 3.19%
Alliance Data Systems Corp.*	46,293	$8,198
Teradata Corp.*	130,135	7,255
Vantiv, Inc. Class A*	135,979	3,619

Total		19,072

Insurance 2.39%
Brown & Brown, Inc.	152,814	4,931
Hartford Financial Services Group, Inc.	164,462	5,038
Protective Life Corp.	75,989	2,939
XL Group plc (Ireland)(a)	44,871	1,410

Total		14,318

Internet & Catalog Retail 1.01%
HomeAway, Inc.*	81,040	2,478
TripAdvisor, Inc.*	55,449	3,576

Total		6,054

Internet Software & Services 2.75%
Equinix, Inc.*	32,935	6,674
Pandora Media, Inc.*	329,579	5,610
VeriSign, Inc.*	87,972	4,138

Total		16,422

Leisure Equipment & Products 1.02%
Polaris Industries, Inc.	63,975	6,110

Life Sciences Tools & Services 2.24%
Agilent Technologies, Inc.	168,444	7,656
Waters Corp.*	59,420	5,746

Total		13,402

Machinery 3.30%
Flowserve Corp.	45,903	7,718
IDEX Corp.	137,352	7,561
SPX Corp.	56,858	4,487

Total		19,766

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
May 31, 2013

Investments	Shares	Fair Value (000)

Media 1.66%
Discovery Communications, Inc. Class A*	38,605	$3,045
Liberty Global, Inc. Class A*	93,125	6,863

Total		9,908

Metals & Mining 0.30%
Allegheny Technologies, Inc.	64,988	1,792

Multi-Line Retail 2.20%
Dollar General Corp.*	123,604	6,527
Macy’s, Inc.	137,551	6,649

Total		13,176

Oil, Gas & Consumable Fuels 3.39%
Concho Resources, Inc.*	73,101	6,115
Continental Resources, Inc.*	65,868	5,344
Range Resources Corp.	47,470	3,569
Southwestern Energy Co.*	139,244	5,248

Total		20,276

Paper & Forest Products 0.67%
Boise Cascade Co.*	133,871	4,024

Pharmaceuticals 3.42%
Actavis, Inc.*	82,555	10,178
Mylan, Inc.*	134,745	4,107
Perrigo Co.	53,384	6,188

Total		20,473

Professional Services 0.76%
Robert Half International, Inc.	130,556	4,538

Real Estate Investment Trusts 0.44%
Weyerhaeuser Co.	88,572	2,641

Real Estate Management & Development 1.48%
CBRE Group, Inc. Class A*	243,500	5,644
Realogy Holdings Corp.*	62,228	3,214

Total		8,858

Investments	Shares	Fair Value (000)

Road & Rail 2.59%
Hertz Global Holdings, Inc.*	311,306	$8,041
Kansas City Southern	67,351	7,456

Total		15,497

Semiconductors & Semiconductor Equipment 4.25%
Altera Corp.	110,867	3,680
Analog Devices, Inc.	105,993	4,868
Avago Technologies Ltd. (Singapore)(a)	196,791	7,421
Cavium, Inc.*	76,270	2,498
Skyworks Solutions, Inc.*	87,765	2,094
Xilinx, Inc.	119,745	4,868

Total		25,429

Software 4.49%
ANSYS, Inc.*	52,403	3,904
Citrix Systems, Inc.*	141,865	9,129
Fortinet, Inc.*	167,459	3,225
Red Hat, Inc.*	137,063	6,611
TIBCO Software, Inc.*	188,523	4,021

Total		26,890

Specialty Retail 7.68%
Bed Bath & Beyond, Inc.*	123,862	8,454
Dick’s Sporting Goods, Inc.	34,695	1,816
Foot Locker, Inc.	116,800	4,008
GNC Holdings, Inc. Class A	143,696	6,471
Ross Stores, Inc.	120,665	7,759
Tiffany & Co.	89,608	6,970
Tractor Supply Co.	55,986	6,269
Urban Outfitters, Inc.*	99,832	4,186

Total		45,933

Textiles, Apparel & Luxury Goods 3.52%
Hanesbrands, Inc.	40,851	2,037
Michael Kors Holdings Ltd. (Hong Kong)*(a)	43,948	2,761
Ralph Lauren Corp.	35,997	6,303
VF Corp.	54,077	9,942

Total		21,043

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
May 31, 2013

Investments	Shares	Fair Value (000)

Trading Companies & Distributors 2.24%
W.W. Grainger, Inc.	32,595	$8,391
WESCO International, Inc.*	67,384	5,004

Total		13,395

Wireless Telecommunication Services 1.60%
SBA Communications Corp. Class A*	127,548	9,601

Total Common Stocks (cost $455,711,041)		596,648

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.16%

Repurchase Agreement

Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with Fixed Income Clearing Corp. collateralized by $935,000 of U.S. Treasury Note at 2.375% due 2/28/2015; value: $974,774; proceeds: $953,238 (cost $953,237)	$953	$953

Total Investments in Securities 99.89% (cost $456,664,278)		597,601

Cash and Other Assets in Excess of Liabilities 0.11%		676

Net Assets 100.00%		$598,277

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$596,648	$—	$—	$596,648
Repurchase Agreement	—	953	—	953

Total	$596,648	$953	$—	$597,601

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2013.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)
May 31, 2013

ASSETS:
Investments in securities, at fair value (cost $456,664,278)	$597,600,706
Cash	187
Receivables:
Investment securities sold	2,756,819
Interest and dividends	382,570
Capital shares sold	335,288
Prepaid expenses and other assets	49,992

Total assets	601,125,562

LIABILITIES:
Payables:
Investment securities purchased	1,366,208
Capital shares reacquired	554,978
Management fee	381,206
12b-1 distribution fees	208,290
Directors’ fees	84,883
Fund administration	20,331
To affiliate (See Note 3)	3,575
Accrued expenses and other liabilities	229,358

Total liabilities	2,848,829

NET ASSETS	$598,276,733

COMPOSITION OF NET ASSETS:
Paid-in capital	$421,679,527
Accumulated net investment loss	(4,174,630)
Accumulated net realized gain on investments	39,835,408
Net unrealized appreciation on investments	140,936,428

Net Assets	$598,276,733

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)
May 31, 2013

Net assets by class:
Class A Shares	$393,698,230
Class B Shares	$16,955,654
Class C Shares	$56,900,946
Class F Shares	$15,779,485
Class I Shares	$75,518,155
Class P Shares	$4,655,564
Class R2 Shares	$1,336,187
Class R3 Shares	$33,432,512
Outstanding shares by class:
Class A Shares (100 million shares of common stock authorized, $.001 par value)	17,451,772
Class B Shares (30 million shares of common stock authorized, $.001 par value)	856,036
Class C Shares (20 million shares of common stock authorized, $.001 par value)	2,873,489
Class F Shares (30 million shares of common stock authorized, $.001 par value)	688,332
Class I Shares (30 million shares of common stock authorized, $.001 par value)	3,140,753
Class P Shares (20 million shares of common stock authorized, $.001 par value)	207,974
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	60,171
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	1,494,421
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$ 22.56
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$ 23.94
Class B Shares-Net asset value	$ 19.81
Class C Shares-Net asset value	$ 19.80
Class F Shares-Net asset value	$ 22.92
Class I Shares-Net asset value	$ 24.04
Class P Shares-Net asset value	$ 22.39
Class R2 Shares-Net asset value	$ 22.21
Class R3 Shares-Net asset value	$ 22.37

See Notes to Financial Statements.	9

Statement of Operations (unaudited)
For the Six Months Ended May 31, 2013

Investment income:
Dividends	$3,251,167
Interest	14

Total investment income	3,251,181

Expenses:
Management fee	2,143,265
12b-1 distribution plan-Class A	651,751
12b-1 distribution plan-Class B	90,094
12b-1 distribution plan-Class C	267,551
12b-1 distribution plan-Class F	7,370
12b-1 distribution plan-Class P	10,453
12b-1 distribution plan-Class R2	4,593
12b-1 distribution plan-Class R3	82,670
Shareholder servicing	582,903
Fund administration	114,307
Reports to shareholders	45,429
Registration	44,721
Subsidy (See Note 3)	28,710
Professional	25,299
Custody	11,438
Directors’ fees	7,735
Other	9,081

Gross expenses	4,127,370
Expense reductions (See Note 7)	(230)

Net expenses	4,127,140

Net investment loss	(875,959)

Net realized and unrealized gain:
Net realized gain on investments	41,758,043
Net change in unrealized appreciation/depreciation on investments	52,295,945

Net realized and unrealized gain	94,053,988

Net Increase in Net Assets Resulting From Operations	$93,178,029

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment loss	$(875,959)	$(3,151,720)
Net realized gain on investments	41,758,043	4,522,726
Net change in unrealized appreciation/depreciation on investments	52,295,945	36,142,849

Net increase in net assets resulting from operations	93,178,029	37,513,855

Distributions to shareholders from:
Net realized gain
Class A	(71,093)	(57,249,604)
Class B	(4,257)	(4,741,520)
Class C	(11,827)	(9,503,812)
Class F	(2,703)	(2,098,553)
Class I	(14,292)	(8,753,376)
Class P	(1,010)	(1,190,196)
Class R2	(305)	(246,617)
Class R3	(6,481)	(4,051,050)

Total distributions to shareholders	(111,968)	(87,834,728)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	34,794,179	152,188,571
Reinvestment of distributions	106,722	80,781,206
Cost of shares reacquired	(80,929,231)	(220,478,222)

Net increase (decrease) in net assets resulting from capital share transactions	(46,028,330)	12,491,555

Net increase (decrease) in net assets	47,037,731	(37,829,318)

NET ASSETS:
Beginning of period	$551,239,002	$589,068,320

End of period	$598,276,733	$551,239,002

Accumulated net investment loss	$(4,174,630)	$(3,298,671)

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$19.16		$21.30	$21.44	$17.13	$12.93	$23.84

Investment operations:
Net investment loss(a)	(.03)		(.09)	(.14)	(.12)	(.08)	(.15)
Net realized and unrealized gain (loss)	3.43		1.12	—	4.43	4.84	(7.91)

Total from investment operations	3.40		1.03	(.14)	4.31	4.76	(8.06)

Distributions to shareholders from:
Net realized gain	—	(b)	(3.17)	—	—	(.56)	(2.85)

Net asset value, end of period	$22.56		$19.16	$21.30	$21.44	$17.13	$12.93

Total Return(c)	17.77	%(d)	6.96%	(.65)%	25.16%	38.43%	(38.34)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.70	%(d)	1.42%	1.45%	1.47%	1.55%	1.55%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.70	%(d)	1.42%	1.45%	1.47%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70	%(d)	1.44%	1.46%	1.50%	1.61%	1.57%

Net investment loss	(.14	)%(d)	(.48)%	(.64)%	(.61)%	(.57)%	(.79)%

Supplemental Data:

Net assets, end of period (000)	$393,698		$351,427	$389,211	$454,561	$414,930	$337,981
Portfolio turnover rate	40.41	%(d)	145.62%	121.66%	103.81%	80.21%	123.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.88		$19.27	$19.52	$15.70	$11.97	$22.41

Investment operations:
Net investment loss(a)	(.08)		(.19)	(.26)	(.22)	(.16)	(.25)
Net realized and unrealized gain (loss)	3.01		.97	.01	4.04	4.45	(7.34)

Total from investment operations	2.93		.78	(.25)	3.82	4.29	(7.59)

Distributions to shareholders from:
Net realized gain	—	(b)	(3.17)	—	—	(.56)	(2.85)

Net asset value, end of period	$19.81		$16.88	$19.27	$19.52	$15.70	$11.97

Total Return(c)	17.39	%(d)	6.22%	(1.28)%	24.33%	37.55%	(38.73)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.02	%(d)	2.07%	2.09%	2.12%	2.20%	2.20%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.02	%(d)	2.07%	2.09%	2.12%	2.20%	2.20%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.02	%(d)	2.09%	2.11%	2.15%	2.27%	2.22%

Net investment loss	(.44	)%(d)	(1.14)%	(1.27)%	(1.28)%	(1.22)%	(1.44)%

Supplemental Data:

Net assets, end of period (000)	$16,956		$18,614	$29,129	$43,822	$51,703	$48,147
Portfolio turnover rate	40.41	%(d)	145.62%	121.66%	103.81%	80.21%	123.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.87		$19.26	$19.51	$15.69	$11.96	$22.40

Investment operations:
Net investment loss(a)	(.08)		(.19)	(.26)	(.22)	(.16)	(.25)
Net realized and unrealized gain (loss)	3.01		.97	.01	4.04	4.45	(7.34)

Total from investment operations	2.93		.78	(.25)	3.82	4.29	(7.59)

Distributions to shareholders from:
Net realized gain	—	(b)	(3.17)	—	—	(.56)	(2.85)

Net asset value, end of period	$19.80		$16.87	$19.26	$19.51	$15.69	$11.96

Total Return(c)	17.39	%(d)	6.28%	(1.28)%	24.35%	37.58%	(38.75)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.02	%(d)	2.06%	2.06%	2.12%	2.20%	2.20%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.02	%(d)	2.06%	2.06%	2.12%	2.20%	2.20%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.02	%(d)	2.08%	2.08%	2.15%	2.26%	2.23%

Net investment loss	(.45	)%(d)	(1.12)%	(1.25)%	(1.27)%	(1.22)%	(1.44)%

Supplemental Data:

Net assets, end of period (000)	$56,901		$51,427	$58,336	$64,376	$63,732	$45,385
Portfolio turnover rate	40.41	%(d)	145.62%	121.66%	103.81%	80.21%	123.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $0.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$19.44		$21.52	$21.61	$17.22	$12.96	$23.85

Investment operations:
Net investment loss (a)	—	(b)	(.04)	(.09)	(.06)	(.05)	(.09)
Net realized and unrealized gain (loss)	3.48		1.13	—	4.45	4.87	(7.95)

Total from investment operations	3.48		1.09	(.09)	4.39	4.82	(8.04)

Distributions to shareholders from:
Net realized gain	—	(b)	(3.17)	—	—	(.56)	(2.85)

Net asset value, end of period	$22.92		$19.44	$21.52	$21.61	$17.22	$12.96

Total Return(c)	17.92	%(d)	7.20%	(.42)%	25.49%	38.82%	(38.22)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(d)	1.17%	1.20%	1.21%	1.30%	1.30%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.17%	1.20%	1.21%	1.30%	1.30%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.19%	1.22%	1.24%	1.34%	1.36%

Net investment loss	(.02	)%(d)	(.23)%	(.41)%	(.32)%	(.35)%	(.53)%

Supplemental Data:

Net assets, end of period (000)	$15,779		$13,652	$14,594	$11,051	$2,362	$359
Portfolio turnover rate	40.41	%(d)	145.62%	121.66%	103.81%	80.21%	123.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$20.38		$22.38	$22.45	$17.87	$13.42	$24.56

Investment operations:
Net investment income (loss)(a)	.01		(.04)	(.07)	(.05)	(.03)	(.08)
Net realized and unrealized gain (loss)	3.65		1.21	—	4.63	5.04	(8.21)

Total from investment operations	3.66		1.17	(.07)	4.58	5.01	(8.29)

Distributions to shareholders from:
Net realized gain	—	(b)	(3.17)	—	—	(.56)	(2.85)

Net asset value, end of period	$24.04		$20.38	$22.38	$22.45	$17.87	$13.42

Total Return(c)	17.98	%(d)	7.29%	(.31)%	25.63%	38.91%	(38.12)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.53	%(d)	1.07%	1.10%	1.11%	1.20%	1.20%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.53	%(d)	1.07%	1.10%	1.11%	1.20%	1.20%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.53	%(d)	1.09%	1.12%	1.15%	1.25%	1.23%

Net investment income (loss)	.07	%(d)	(.18)%	(.30)%	(.25)%	(.22)%	(.41)%

Supplemental Data:

Net assets, end of period (000)	$75,518		$78,051	$61,928	$54,970	$42,775	$23,175
Portfolio turnover rate	40.41	%(d)	145.62%	121.66%	103.81%	80.21%	123.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$19.02		$21.19	$21.35	$17.07	$12.90	$23.82

Investment operations:
Net investment loss(a)	(.03)		(.11)	(.17)	(.14)	(.09)	(.17)
Net realized and unrealized gain (loss)	3.40		1.11	.01	4.42	4.82	(7.90)

Total from investment operations	3.37		1.00	(.16)	4.28	4.73	(8.07)

Distributions to shareholders from:
Net realized gain	—	(b)	(3.17)	—	—	(.56)	(2.85)

Net asset value, end of period	$22.39		$19.02	$21.19	$21.35	$17.07	$12.90

Total Return(c)	17.69	%(d)	6.83%	(.75)%	25.07%	38.28%	(38.42)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.75	%(d)	1.53%	1.55%	1.57%	1.65%	1.65%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.75	%(d)	1.53%	1.55%	1.57%	1.65%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(d)	1.54%	1.57%	1.60%	1.72%	1.67%

Net investment loss	(.16	)%(d)	(.60)%	(.74)%	(.73)%	(.66)%	(.88)%

Supplemental Data:

Net assets, end of period (000)	$4,656		$5,017	$8,074	$8,477	$9,185	$8,945
Portfolio turnover rate	40.41	%(d)	145.62%	121.66%	103.81%	80.21%	123.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$18.88		$21.09	$21.28	$17.04	$12.90	$23.83

Investment operations:
Net investment loss(a)	(.05)		(.14)	(.21)	(.16)	(.13)	(.16)
Net realized and unrealized gain (loss)	3.38		1.10	.02	4.40	4.83	(7.92)

Total from investment operations	3.33		.96	(.19)	4.24	4.70	(8.08)

Distributions to shareholders from:
Net realized gain	—	(b)	(3.17)	—	—	(.56)	(2.85)

Net asset value, end of period	$22.21		$18.88	$21.09	$21.28	$17.04	$12.90

Total Return(c)	17.61	%(d)	6.70%	(.94)%	24.88%	38.04%	(38.45)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.82	%(d)	1.67%	1.70%	1.71%	1.80%	1.75%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.82	%(d)	1.67%	1.70%	1.71%	1.80%	1.75%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.82	%(d)	1.69%	1.72%	1.75%	1.83%	1.81%

Net investment loss	(.26	)%(d)	(.74)%	(.92)%	(.86)%	(.84)%	(.93)%

Supplemental Data:

Net assets, end of period (000)	$1,336		$1,515	$1,505	$1,330	$1,118	$119
Portfolio turnover rate	40.41	%(d)	145.62%	121.66%	103.81%	80.21%	123.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)		Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$19.01		$21.19	$21.36	$17.09	$12.91	$23.84

Investment operations:
Net investment loss(a)	(.04)		(.12)	(.18)	(.13)	(.12)	(.14)
Net realized and unrealized gain (loss)	3.40		1.11	.01	4.40	4.86	(7.94)

Total from investment operations	3.36		.99	(.17)	4.27	4.74	(8.08)

Distributions to shareholders from:
Net realized gain	—	(b)	(3.17)	—	—	(.56)	(2.85)

Net asset value, end of period	$22.37		$19.01	$21.19	$21.36	$17.09	$12.91

Total Return(c)	17.70	%(d)	6.78%	(.80)%	24.99%	38.33%	(38.43)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.77	%(d)	1.57%	1.59%	1.60%	1.70%	1.65%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.77	%(d)	1.57%	1.59%	1.60%	1.70%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77	%(d)	1.58%	1.61%	1.64%	1.72%	1.70%

Net investment loss	(.21	)%(d)	(.63)%	(.81)%	(.70)%	(.76)%	(.82)%

Supplemental Data:

Net assets, end of period (000)	$33,433		$31,535	$26,291	$14,684	$2,182	$85
Portfolio turnover rate	40.41	%(d)	145.62%	121.66%	103.81%	80.21%	123.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its classes: Lord Abbett Growth Opportunities Fund (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The

20

Notes to Financial Statements (unaudited)(continued)

Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2009 through November 30, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

21

Notes to Financial Statements (unaudited)(continued)

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of May 31, 2013, and if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

22

Notes to Financial Statements (unaudited)(continued)

The Fund’s management fee is based on the Fund’s average daily net assets. Effective April 1, 2013, the management agreement was amended, resulting in the following annual rates:

	Effective April 1, 2013	Prior to April 1, 2013

First $1 billion	.75%	.75%
Next $1 billion	.65%	.70%
Next $1 billion	.60%	.65%
Over $3 billion	.58%	.60%

For the period April 1, 2013 through March 31, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.05%. This agreement may be terminated only upon the approval of the Board.

Prior to April 1, 2013, Lord Abbett had contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the net annual operating expenses for each class, excluding 12b-1 fees, did not exceed an annual rate of 1.10%. This agreement was terminated by the Board in connection with a new agreement described in the preceding paragraph.

For the six months ended May 31, 2013, the effective management fee, net of waivers, was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (a “Fund of Funds”), pursuant to which the Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

As of May 31, 2013, the percentage of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund was 3.43%.

12b-1 Distribution Plan
The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

23

Notes to Financial Statements (unaudited)(continued)

Commissions
Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2013:

Distributor Commissions	Dealers’ Concessions

$36,012	$197,039

Distributor received CDSCs of $1,134 and $2,666 for Class A and Class C shares, respectively, for the six months ended May 31, 2013.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2013 and the fiscal year ended November 30, 2012 was as follows:

	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012

Distributions paid from:
Net long-term capital gains	$111,968	$87,834,728

Total distributions paid	$111,968	$87,834,728

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of May 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$458,584,507

Gross unrealized gain	145,527,159
Gross unrealized loss	(6,510,960)

Net unrealized security gain	$139,016,199

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

24

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2013 were as follows:

Purchases	Sales

$231,961,709	$282,377,480

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2013.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective April 1, 2013, the Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013, the Fund and the participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

As of May 31, 2013, there were no loans pursuant to this Facility, nor was the Facility utilized any time during the six months ended May 31, 2013. Subsequent to May 31, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013.

25

Notes to Financial Statements (unaudited)(continued)

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	865,612	$18,178,740	2,210,958	$42,057,029
Converted from Class B*	107,276	2,259,943	350,232	6,672,835
Reinvestment of distributions	3,537	69,263	3,162,088	52,964,981
Shares reacquired	(1,868,214)	(39,078,011)	(5,652,178)	(106,041,742)

Increase (decrease)	(891,789)	$(18,570,065)	71,100	$(4,346,897)

Class B Shares

Shares sold	15,725	$280,866	65,014	$1,069,266
Reinvestment of distributions	236	4,077	302,024	4,485,056
Shares reacquired	(140,932)	(2,601,521)	(379,536)	(6,392,126)
Converted to Class A*	(122,010)	(2,259,943)	(396,198)	(6,672,835)

Decrease	(246,981)	$(4,576,521)	(408,696)	$(7,510,639)

Class C Shares

Shares sold	162,619	$2,975,318	413,471	$6,813,059
Reinvestment of distributions	588	10,140	545,825	8,100,035
Shares reacquired	(338,052)	(6,197,899)	(939,393)	(15,786,152)

Increase (decrease)	(174,845)	$(3,212,441)	19,903	$(873,058)

Class F Shares

Shares sold	101,108	$2,130,718	356,321	$6,914,155
Reinvestment of distributions	110	2,193	98,972	1,678,575
Shares reacquired	(115,036)	(2,424,168)	(431,241)	(8,308,596)

Increase (decrease)	(13,818)	$(291,257)	24,052	$284,134

26

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	258,316	$5,812,873	4,047,981	$81,054,289
Reinvestment of distributions	640	13,357	460,054	8,175,152
Shares reacquired	(947,164)	(20,156,393)	(3,446,344)	(69,514,625)

Increase (decrease)	(688,208)	$(14,330,163)	1,061,691	$19,714,816

Class P Shares

Shares sold	22,304	$472,668	46,480	$884,459
Reinvestment of distributions	52	1,009	71,450	1,189,634
Shares reacquired	(78,183)	(1,592,333)	(235,159)	(4,461,801)

Decrease	(55,827)	$(1,118,656)	(117,229)	$(2,387,708)

Class R2 Shares

Shares sold	8,886	$183,110	51,623	$977,694
Reinvestment of distributions	11	202	8,265	136,785
Shares reacquired	(28,964)	(619,562)	(51,020)	(961,310)

Increase (decrease)	(20,067)	$(436,250)	8,868	$153,169

Class R3 Shares

Shares sold	230,472	$4,759,886	654,968	$12,418,620
Reinvestment of distributions	333	6,481	243,302	4,050,988
Shares reacquired	(395,037)	(8,259,344)	(480,362)	(9,011,870)

Increase (decrease)	(164,232)	$(3,492,977)	417,908	$7,457,738

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.	RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-1 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011-11 and ASU 2013-1 will have on the Fund’s financial statement disclosures.

27

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information provided by Lipper Inc. regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) detailed performance attribution analysis; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe as of various periods ended September 30, 2012. The Board observed that the investment performance of the Class A shares was above the median of the performance universe for the nine-month, one-year, and five-year periods and below the median of the performance universe for the other periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy,

28

Approval of Advisory Contract (continued)

and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also considered the steps Lord Abbett had taken or was taking to improve investment performance of the Fund.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. The Board observed that most of the expense ratios generally were above the medians of the peer group. In addition, the Board noted that Lord Abbett had agreed to a new fee schedule to the management agreement, effective April 1, 2013.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has

29

Approval of Advisory Contract (concluded)

entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

30

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Growth Opportunities Fund	LAGOF-3-0513 (07/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Classic Stock Fund

Small Cap Value Fund

For the six-month period ended May 31, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

5	Classic Stock Fund

9	Small Cap Value Fund

14	Statements of Assets and Liabilities

16	Statements of Operations

17	Statements of Changes in Net Assets

19	Financial Highlights

35	Notes to Financial Statements

46	Supplemental Information to Shareholders

Lord Abbett Research Fund
Lord Abbett Classic Stock Fund and
Lord Abbett Small Cap Value Fund
Semiannual Report
For the six-month period ended May 31, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

1

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 through May 31, 2013).

Actual Expenses

          For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/12 – 5/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Classic Stock Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/12	5/31/13	12/1/12 – 5/31/13

Class A
Actual	$1,000.00	$1,155.40	$5.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.05	$4.94
Class B
Actual	$1,000.00	$1,151.90	$8.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.82	$8.20
Class C
Actual	$1,000.00	$1,151.70	$8.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.87	$8.15
Class F
Actual	$1,000.00	$1,156.70	$3.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class I
Actual	$1,000.00	$1,157.40	$3.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class P
Actual	$1,000.00	$1,155.00	$5.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	$5.44
Class R2
Actual	$1,000.00	$1,154.00	$6.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.19
Class R3
Actual	$1,000.00	$1,154.70	$6.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.32	$5.69

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.63% for Class B, 1.62 for Class C, 0.73% for Class F, 0.63% for Class I, 1.08% for Class P, 1.23% for Class R2 and 1.13% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2013

Sector*	%**
Consumer Discretionary	9.76%
Consumer Staples	8.22%
Energy	11.15%
Financials	18.74%
Health Care	11.34%
Industrials	10.73%

Sector*	%**
Information Technology	18.68%
Materials	5.79%
Telecommunication Services	2.44%
Utilities	1.06%
Repurchase Agreement	2.09%
Total	100.00%

* A sector may comprise several industries.
** Represent percent of total investments.

3

Small Cap Value Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/12	5/31/13	12/1/12 – 5/31/13

Class A
Actual	$1,000.00	$1,186.70	$6.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.81	$6.19
Class B
Actual	$1,000.00	$1,182.90	$10.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.40	$9.60
Class C
Actual	$1,000.00	$1,182.60	$10.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.34	$9.65
Class F
Actual	$1,000.00	$1,187.90	$5.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.19
Class I
Actual	$1,000.00	$1,188.60	$5.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.68
Class P
Actual	$1,000.00	$1,185.90	$7.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.04	$6.94
Class R2
Actual	$1,000.00	$1,185.10	$8.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.25	$7.75
Class R3
Actual	$1,000.00	$1,185.80	$7.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.86	$7.14

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.23% for Class A, 1.91% for Class B 1.92% for Class C, 1.03% for Class F, 0.93% for Class I, 1.38% for Class P, 1.54% for Class R2 and 1.42% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2013

Sector*	%**
Consumer Discretionary	9.36%
Consumer Staples	2.15%
Energy	5.78%
Financials	26.38%
Health Care	12.07%
Industrials	20.80%

Sector*	%**
Information Technology	10.88%
Materials	8.17%
Utilities	3.34%
Repurchase Agreement	1.07%
Total	100.00%

* A sector may comprise several industries.
** Represent percent of total investments.

4

Schedule of Investments (unaudited)
CLASSIC STOCK FUND May 31, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 97.96%

Aerospace & Defense 2.97%
Boeing Co. (The)	55,796	$5,525
Honeywell International, Inc.	100,300	7,869
Precision Castparts Corp.	6,220	1,331
United Technologies Corp.	98,700	9,367

Total		24,092

Automobiles 0.98%
Ford Motor Co.	508,300	7,970

Beverages 2.53%
Coca-Cola Co. (The)	256,545	10,259
PepsiCo, Inc.	127,318	10,284

Total		20,543

Biotechnology 1.68%
Gilead Sciences, Inc.*	130,848	7,129
Medivation, Inc.*	47,115	2,288
Vertex Pharmaceuticals, Inc.*	52,400	4,208

Total		13,625

Capital Markets 3.84%
Franklin Resources, Inc.	25,703	3,979
Goldman Sachs Group, Inc. (The)	88,458	14,337
Morgan Stanley	259,500	6,721
State Street Corp.	18,400	1,218
T. Rowe Price Group, Inc.	10,862	824
TD Ameritrade Holding Corp.	174,771	4,097

Total		31,176

Chemicals 3.84%
Celanese Corp. Series A	108,300	5,345
Dow Chemical Co. (The)	173,400	5,975
E.I. du Pont de Nemours & Co.	22,200	1,239
LyondellBasell Industries NV Class A (Netherlands)(a)	62,600	4,172
Monsanto Co.	83,840	8,438
Mosaic Co. (The)	98,936	6,017

Total		31,186

Investments	Shares	Fair Value (000)

Commercial Banks 4.82%
Fifth Third Bancorp	290,300	$5,283
PNC Financial Services Group, Inc. (The)	63,400	4,542
Regions Financial Corp.	466,200	4,256
SunTrust Banks, Inc.	127,000	4,075
U.S. Bancorp	161,800	5,673
Wells Fargo & Co.	379,200	15,377

Total		39,206

Communications Equipment 2.48%
Cisco Systems, Inc.	332,700	8,011
QUALCOMM, Inc.	191,126	12,133

Total		20,144

Computers & Peripherals 5.61%
Apple, Inc.	79,100	35,570
EMC Corp.*	243,100	6,019
Hewlett-Packard Co.	78,351	1,913
NetApp, Inc.*	55,000	2,064

Total		45,566

Construction & Engineering 0.65%
Fluor Corp.	84,100	5,316

Consumer Finance 1.40%
Capital One Financial Corp.	187,200	11,406

Containers & Packaging 0.72%
Rock-Tenn Co. Class A	59,200	5,848

Diversified Financial Services 4.49%
Bank of America Corp.	489,821	6,691
Citigroup, Inc.	205,380	10,678
JPMorgan Chase & Co.	350,622	19,140

Total		36,509

Diversified Telecommunication Services 2.44%
AT&T, Inc.	265,802	9,300
CenturyLink, Inc.	54,900	1,875
Verizon Communications, Inc.	179,000	8,678

Total		19,853

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
CLASSIC STOCK FUND May 31, 2013

Investments	Shares	Fair Value (000)

Electric: Utilities 0.55%
Duke Energy Corp.	36,522	$2,444
NextEra Energy, Inc.	27,226	2,059

Total		4,503

Electrical Equipment 1.38%
Eaton Corp. plc (Ireland)(a)	26,700	1,764
Emerson Electric Co.	164,778	9,468

Total		11,232

Energy Equipment & Services 1.94%
Halliburton Co.	128,738	5,388
Schlumberger Ltd.	110,604	8,077
Weatherford International Ltd. (Switzerland)*(a)	168,400	2,272

Total		15,737

Food & Staples Retailing 1.43%
CVS Caremark Corp.	134,848	7,765
Wal-Mart Stores, Inc.	51,900	3,884

Total		11,649

Food Products 1.54%
Kellogg Co.	78,200	4,852
Mondelez International, Inc. Class A	260,662	7,679

Total		12,531

Health Care Equipment & Supplies 1.06%
Abbott Laboratories	28,800	1,056
Covidien plc (Ireland)(a)	119,282	7,586

Total		8,642

Health Care Providers & Services 3.13%
Express Scripts Holding Co.*	218,300	13,561
HCA Holdings, Inc.	98,374	3,842
UnitedHealth Group, Inc.	128,641	8,057

Total		25,460

Investments	Shares	Fair Value (000)

Hotels, Restaurants & Leisure 2.67%
Hyatt Hotels Corp. Class A*	57,139	$2,349
Marriott International, Inc. Class A	79,378	3,335
MGM Resorts International*	457,900	6,946
Starwood Hotels & Resorts Worldwide, Inc.	43,100	2,944
Wynn Resorts Ltd.	45,200	6,142

Total		21,716

Household Products 2.05%
Colgate-Palmolive Co.	151,510	8,764
Procter & Gamble Co. (The)	102,740	7,886

Total		16,650

Industrial Conglomerates 1.02%
General Electric Co.	354,400	8,265

Information Technology Services 1.28%
International Business Machines Corp.	49,973	10,395

Insurance 3.35%
Chubb Corp. (The)	34,400	2,996
Hartford Financial Services Group, Inc.	252,500	7,734
MetLife, Inc.	127,300	5,628
Prudential Financial, Inc.	100,300	6,918
Travelers Cos., Inc. (The)	47,400	3,968

Total		27,244

Internet & Catalog Retail 0.17%
Amazon.com, Inc.*	5,100	1,372

Internet Software & Services 3.49%
eBay, Inc.*	38,700	2,094
Google, Inc. Class A*	25,100	21,847
Monster Worldwide, Inc.*	803,404	4,443

Total		28,384

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CLASSIC STOCK FUND May 31, 2013

Investments	Shares	Fair Value (000)

Machinery 1.81%
Caterpillar, Inc.	36,100	$3,097
Dover Corp.	71,700	5,611
PACCAR, Inc.	112,600	6,035

Total		14,743

Media 1.61%
Time Warner, Inc.	72,700	4,243
Walt Disney Co. (The)	139,837	8,821

Total		13,064

Metals & Mining 1.24%
Freeport-McMoRan Copper & Gold, Inc.	161,530	5,016
Reliance Steel & Aluminum Co. 48,000	3,157
United States Steel Corp.	107,300	1,898

Total		10,071

Multi-Line Retail 1.31%
Macy’s, Inc.	78,520	3,796
Target Corp.	97,957	6,808

Total		10,604

Multi-Utilities 0.50%
Dominion Resources, Inc.	28,885	1,633
PG&E Corp.	54,700	2,457

Total		4,090

Oil, Gas & Consumable Fuels 9.22%
Anadarko Petroleum Corp.	90,700	7,934
Cabot Oil & Gas Corp.	5,769	406
Chevron Corp.	113,210	13,897
EOG Resources, Inc.	52,442	6,770
EQT Corp.	25,900	2,069
Exxon Mobil Corp.	172,915	15,644
Hess Corp.	81,032	5,462
Marathon Petroleum Corp.	58,200	4,801
Noble Energy, Inc.	45,800	2,640
Occidental Petroleum Corp.	87,021	8,012
Range Resources Corp.	10,649	801
Suncor Energy, Inc. (Canada)(a)	213,593	6,474

Total		74,910

Investments	Shares	Fair Value (000)

Pharmaceuticals 5.48%
Eli Lilly & Co.	99,200	$5,273
Johnson & Johnson	170,500	14,353
Merck & Co., Inc.	176,629	8,249
Pfizer, Inc.	611,800	16,659

Total		44,534

Real Estate Investment Trusts 0.84%
Host Hotels & Resorts, Inc.	384,761	6,845

Road & Rail 2.59%
Hertz Global Holdings, Inc.*	392,900	10,148
Union Pacific Corp.	70,591	10,915

Total		21,063

Semiconductors & Semiconductor Equipment 2.70%
Broadcom Corp. Class A	119,300	4,284
Intel Corp.	277,500	6,738
Micron Technology, Inc.*	458,400	5,354
Texas Instruments, Inc.	154,300	5,538

Total		21,914

Software 3.14%
Activision Blizzard, Inc.	26,426	381
Informatica Corp.*	93,900	3,414
Microsoft Corp.	279,016	9,732
Oracle Corp.	240,400	8,116
VMware, Inc. Class A*	54,676	3,889

Total		25,532

Specialty Retail 3.03%
Abercrombie & Fitch Co. Class A	24,554	1,230
AutoZone, Inc.*	8,400	3,434
Dick’s Sporting Goods, Inc.	136,373	7,138
Home Depot, Inc. (The)	132,500	10,422
Tiffany & Co.	30,706	2,388

Total		24,612

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)
CLASSIC STOCK FUND May 31, 2013

Investments	Shares	Fair Value (000)

Tobacco 0.67%
Altria Group, Inc.	44,722	$1,615
Philip Morris International, Inc.	42,057	3,823

Total		5,438

Trading Companies & Distributors 0.31%
W.W. Grainger, Inc.	9,873	2,542

Total Common Stocks (cost $519,929,467)		$796,182

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 2.09%

Repurchase Agreement

Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with Fixed Income Clearing Corp. collateralized by $16,600,000 of U.S. Treasury Note at 2.375% due 2/28/2015; value: $17,306,147; proceeds: $16,965,459 (cost $16,965,445)	$16,966	$16,966

Total Investments in Securities 100.05% (cost $536,894,912)		813,148

Liabilities in Excess of Other Assets (0.05)%		(366)

Net Assets 100.00%		$812,782

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type (2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$796,182	$—	$—	$796,182
Repurchase Agreement	—	16,966	—	16,966

Total	$796,182	$16,966	$—	$813,148

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2013.

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)
SMALL CAP VALUE FUND May 31, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.74%

Aerospace & Defense 1.71%
Hexcel Corp.*	811,873	$28,229
Spirit AeroSystems Holdings, Inc. Class A*	1,509,700	32,624

Total		60,853

Air Freight & Logistics 0.65%
Hub Group, Inc. Class A*	642,945	23,345

Airlines 0.74%
US Airways Group, Inc.*	1,507,700	26,490

Auto Components 0.31%
Tenneco, Inc.*	246,100	10,917

Capital Markets 0.80%
Stifel Financial Corp.*	791,500	28,486

Chemicals 3.23%
Axiall Corp.	622,700	26,870
Cabot Corp.	908,500	37,194
Koppers Holdings, Inc.	610,645	25,140
Olin Corp.	1,044,700	26,044

Total		115,248

Commercial Banks 12.33%
BBCN Bancorp, Inc.	2,353,900	30,342
Boston Private Financial Holdings, Inc.	2,988,900	29,441
City National Corp.	618,900	38,842
Columbia Banking System, Inc.	1,824,176	39,840
CVB Financial Corp.	2,791,200	32,015
First Financial Bancorp	1,710,600	26,360
National Penn Bancshares, Inc.	3,580,600	35,376
PacWest Bancorp	1,365,600	39,370
Signature Bank*	511,574	39,483
Susquehanna Bancshares, Inc.	2,975,800	35,739
SVB Financial Group*	476,970	36,913

Investments	Shares	Fair Value (000)

ViewPoint Financial Group, Inc.	1,334,677	$25,266
Western Alliance Bancorp*	2,083,500	30,628

Total		439,615

Commercial Services & Supplies 0.61%
Tetra Tech, Inc.*	793,600	21,880

Construction & Engineering 2.97%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	304,300	19,262
EMCOR Group, Inc.	1,093,800	43,479
URS Corp.	894,000	43,305

Total		106,046

Containers & Packaging 2.17%
AptarGroup, Inc.	410,000	23,255
Boise, Inc.	3,172,700	25,572
Silgan Holdings, Inc.	614,154	28,724

Total		77,551

Electric: Utilities 0.71%
IDACORP, Inc.	533,200	25,183

Electrical Equipment 1.10%
II-VI, Inc.*	2,360,630	39,187

Electronic Equipment, Instruments &
Components 4.71%
Anixter International, Inc.*	510,702	39,186
Cognex Corp.	632,200	28,405
Coherent, Inc.	609,500	34,985
FARO Technologies, Inc.*	505,900	18,931
IPG Photonics Corp.	117,556	6,971
Littelfuse, Inc.	537,353	39,490

Total		167,968

Energy Equipment & Services 5.11%
Bristow Group, Inc.	437,869	27,520
Forum Energy Technologies, Inc.*	1,136,200	33,734
GulfMark Offshore, Inc. Class A	720,877	33,059
Hercules Offshore, Inc.*	2,845,100	19,660

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)
SMALL CAP VALUE FUND May 31, 2013

Investments	Shares	Fair Value (000)

Energy Equipment & Services (continued)
Hornbeck Offshore Services, Inc.*	546,800	$28,444
Superior Energy Services, Inc.*	1,498,226	39,973

Total		182,390

Food & Staples Retailing 0.45%
Casey’s General Stores, Inc.	264,600	16,077

Food Products 0.84%
Sanderson Farms, Inc.	434,300	29,932

Gas Utilities 2.63%
Laclede Group, Inc. (The)	598,100	28,308
New Jersey Resources Corp.	746,400	33,872
South Jersey Industries, Inc.	538,700	31,471

Total		93,651

Health Care Equipment & Supplies 2.77%
Analogic Corp.	454,200	36,104
Greatbatch, Inc.*	227,341	7,323
Haemonetics Corp.*	640,400	26,436
West Pharmaceutical Services, Inc.	421,100	28,866

Total		98,729

Health Care Providers & Services 7.44%
Chemed Corp.	60,800	4,257
Community Health Systems, Inc.	581,300	28,001
Emeritus Corp.*	1,224,700	31,132
Hanger, Inc.*	1,077,153	34,372
HealthSouth Corp.*	1,265,600	37,069
IPC The Hospitalist Co., Inc.*	443,365	21,619
MEDNAX, Inc.*	389,400	36,148
Team Health Holdings, Inc.*	1,216,800	47,540
VCA Antech, Inc.*	981,800	25,095

Total		265,233

Investments	Shares	Fair Value (000)

Hotels, Restaurants & Leisure 1.52%
Cheesecake Factory, Inc. (The)	704,400	$28,119
Jack in the Box, Inc.*	718,600	26,222

Total		54,341

Household Products 0.85%
Spectrum Brands Holdings, Inc.	504,900	30,441

Information Technology Services 3.11%
ExlService Holdings, Inc.*	1,220,000	35,783
FleetCor Technologies, Inc.*	176,424	15,363
Jack Henry & Associates, Inc.	785,800	36,878
MAXIMUS, Inc.	306,678	22,887

Total		110,911

Insurance 3.65%
Markel Corp.*	50,320	26,312
Navigators Group, Inc. (The)*	661,186	38,560
Selective Insurance Group, Inc.	1,482,800	35,187
Validus Holdings Ltd.	829,900	29,968

Total		130,027

Life Sciences Tools & Services 0.97%
PAREXEL International Corp.*	755,314	34,510

Machinery 2.86%
Oshkosh Corp.*	713,100	28,396
Titan International, Inc.	1,677,900	39,145
TriMas Corp.*	1,071,655	34,561

Total		102,102

Marine 0.79%
Kirby Corp.*	362,000	28,265

Media 0.85%
Cinemark Holdings, Inc.	1,030,500	30,235

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SMALL CAP VALUE FUND May 31, 2013

Investments	Shares	Fair Value (000)

Metals & Mining 2.75%
Commercial Metals Co.	1,408,100	$21,713
Reliance Steel & Aluminum Co.	614,500	40,416
RTI International Metals, Inc.*	1,238,722	35,935

Total		98,064

Oil, Gas & Consumable Fuels 0.65%
Sanchez Energy Corp.*	1,061,300	23,211

Pharmaceuticals 0.87%
Medicines Co. (The)*	964,196	31,057

Real Estate Investment Trusts 7.49%
Alexandria Real Estate Equities, Inc.	256,900	17,597
Aviv REIT, Inc.	321,212	8,326
Brandywine Realty Trust	2,063,900	29,225
Duke Realty Corp.	766,280	12,697
Education Realty Trust, Inc.	2,213,000	23,148
EPR Properties	658,600	34,524
First Industrial Realty Trust, Inc.	2,168,900	36,633
Mack-Cali Realty Corp.	901,800	23,898
Pebblebrook Hotel Trust	1,437,000	37,707
Ryman Hospitality Properties	372,950	14,269
Weingarten Realty Investors	907,600	28,934

Total		266,958

Real Estate Management & Development 0.71%
Kennedy-Wilson Holdings, Inc.	1,466,900	25,172

Investments	Shares	Fair Value (000)

Road & Rail 3.95%
Avis Budget Group, Inc.*	1,355,000	$44,932
Landstar System, Inc.	376,900	19,897
Ryder System, Inc.	835,200	52,651
Werner Enterprises, Inc.	932,700	23,345

Total		140,825

Semiconductors & Semiconductor Equipment 1.97%
Hittite Microwave Corp.*	645,400	35,032
Teradyne, Inc.*	1,968,900	35,322

Total		70,354

Software 1.07%
Mentor Graphics Corp.	2,000,200	37,984

Specialty Retail 5.98%
Ascena Retail Group, Inc.*	1,096,522	22,292
Children’s Place Retail Stores, Inc. (The)*	453,900	24,207
DSW, Inc. Class A	98,900	7,318
Genesco, Inc.*	549,400	37,128
Group 1 Automotive, Inc.	513,300	32,620
Men’s Wearhouse, Inc. (The)	614,800	22,256
Penske Automotive Group, Inc.	1,170,900	37,598
Select Comfort Corp.*	1,351,246	29,984

Total		213,403

Textiles, Apparel & Luxury Goods 0.69%
Crocs, Inc.*	1,386,800	24,463

Thrifts & Mortgage Finance 1.37%
EverBank Financial Corp.	2,053,100	32,233
Washington Federal, Inc.	947,100	16,565

Total		48,798

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(concluded)
SMALL CAP VALUE FUND May 31, 2013

Investments	Shares	Fair Value (000)

Trading Companies & Distributors 5.36%
Applied Industrial Technologies, Inc.	611,200	$29,380
Beacon Roofing Supply, Inc.*	633,400	26,109
GATX Corp.	522,035	26,065
TAL International Group, Inc.*	1,110,100	46,913
Textainer Group Holdings Ltd.	877,400	32,894
WESCO International, Inc.*	402,600	29,897

Total		191,258

Total Common Stocks (cost $2,578,437,180)		3,521,160

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.07%

Repurchase Agreement
Repurchase Agreement dated 5/31/2013, 0.01% due 6/3/2013 with Fixed Income Clearing Corp. collateralized by $30,365,000 of U.S. Treasury Note at 2.375% due 2/28/2015 and $7,075,000 of U.S. Treasury Note at 2.50% due 3/31/2015; value: $39,041,228; proceeds: $38,274,492 (cost $38,274,461)	$38,274	$38,274

Total Investments in Securities 99.81% (cost $2,616,711,641)		3,559,434

Other Assets in Excess
of Liabilities 0.19%		6,883

Net Assets 100.00%		$3,566,317

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type (2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$3,521,160	$—	$—	$3,521,160
Repurchase Agreement	—	38,274	—	38,274

Total	$3,521,160	$38,274	$—	$3,559,434

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2013.

12	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities (unaudited)
May 31, 2013

	Classic Stock Fund	Small Cap Value Fund
ASSETS:
Investments in securities, at cost	$536,894,912	$2,616,711,641

Investments in securities, at fair value	$813,147,833	$3,559,433,730
Receivables:
Investment securities sold	1,963,244	54,813,585
Interest and dividends	1,673,292	3,389,875
Capital shares sold	550,806	9,650,811
From advisor (See Note 3)	178,576	—
Prepaid expenses and other assets	50,716	65,817

Total assets	817,564,467	3,627,353,818

LIABILITIES:
Payables:
Investment securities purchased	2,831,477	41,403,669
Capital shares reacquired	858,226	15,942,068
Management fee	450,944	2,215,287
12b-1 distribution fees	237,339	481,117
Directors’ fees	110,506	388,040
Fund administration	27,750	121,735
To affiliates (See Note 3)	17,263	25,087
Accrued expenses and other liabilities	249,452	459,601

Total liabilities	4,782,957	61,036,604

NET ASSETS	$812,781,510	$3,566,317,214

COMPOSITION OF NET ASSETS:
Paid-in capital	$544,222,609	$2,263,579,889
Undistributed net investment income	3,135,524	5,323,786
Accumulated net realized gain (loss) on investments	(10,829,503)	354,691,450
Net unrealized appreciation on investments	276,252,880	942,722,089

Net Assets	$812,781,510	$3,566,317,214

14	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)
May 31, 2013

	Classic Stock Fund	Small Cap Value Fund
Net assets by class:
Class A Shares	$513,717,733	$1,273,163,526
Class B Shares	$19,776,027	$5,461,544
Class C Shares	$70,969,486	$41,500,637
Class F Shares	$24,948,379	$58,887,339
Class I Shares	$164,385,602	$1,984,669,778
Class P Shares	$1,062,512	$187,424,485
Class R2 Shares	$1,814,864	$242,760
Class R3 Shares	$16,106,907	$14,967,145
Outstanding shares by class:
Class A Shares (200 million and 300 million shares of common stock authorized, $.001 par value)	14,719,021	34,285,067
Class B Shares (30 million shares of common stock authorized, $.001 par value)	594,252	171,993
Class C Shares (20 million shares of common stock authorized, $.001 par value)	2,130,091	1,306,325
Class F Shares (30 million shares of common stock authorized, $.001 par value)	717,298	1,587,218
Class I Shares (30 million and 200 million shares of common stock authorized, $.001 par value)	4,702,258	50,258,203
Class P Shares (20 million and 50 million shares of common stock authorized, $.001 par value)	30,221	5,115,046
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	52,282	6,616
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	466,443	407,473
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$34.90	$37.13
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$37.03	$39.40
Class B Shares-Net asset value	$33.28	$31.75
Class C Shares-Net asset value	$33.32	$31.77
Class F Shares-Net asset value	$34.78	$37.10
Class I Shares-Net asset value	$34.96	$39.49
Class P Shares-Net asset value	$35.16	$36.64
Class R2 Shares-Net asset value	$34.71	$36.69
Class R3 Shares-Net asset value	$34.53	$36.73

See Notes to Financial Statements.	15

Statements of Operations (unaudited)
For the Six Months Ended May 31, 2013

	Classic Stock Fund	Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $22,153 and $13,029, respectively)	$8,172,343	$29,706,836
Interest	470	2,260

Total investment income	8,172,813	29,709,096

Expenses:
Management fee	2,656,263	12,765,312
12b-1 distribution plan-Class A	865,688	1,910,535
12b-1 distribution plan-Class B	103,438	29,620
12b-1 distribution plan-Class C	339,007	200,013
12b-1 distribution plan-Class F	11,968	28,178
12b-1 distribution plan-Class P	2,295	425,316
12b-1 distribution plan-Class R2	5,669	21,402
12b-1 distribution plan-Class R3	37,861	32,282
Shareholder servicing	552,759	2,381,366
Professional	25,945	36,864
Reports to shareholders	34,992	84,378
Fund administration	155,612	700,953
Custody	6,585	31,416
Directors’ fees	10,470	47,413
Registration	45,794	60,382
Subsidy (See Note 3)	120,647	180,982
Other	11,336	42,162

Gross expenses	4,986,329	18,978,574
Expense reductions (See Note 7)	(285)	(1,541)
Management fee waived (See Note 3)	(1,169,234)	—

Net expenses	3,816,810	18,977,033

Net investment income	4,356,003	10,732,063

Net realized and unrealized gain:
Net realized gain on investments in unaffiliated issuers	37,889,764	349,772,974
Net realized gain on investments in affiliated issuers	—	688,457
Net change in unrealized appreciation/depreciation on investments	70,251,465	236,523,128

Net realized and unrealized gain	108,141,229	586,984,559

Net Increase in Net Assets Resulting From Operations	$112,497,232	$597,716,622

16	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Classic Stock Fund

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$4,356,003	$8,809,834
Net realized gain on investments	37,889,764	61,654,170
Net change in unrealized appreciation/depreciation on investments	70,251,465	46,445,685

Net increase in net assets resulting from operations	112,497,232	116,909,689

Distributions to shareholders from:
Net investment income
Class A	(5,768,458)	(3,879,710)
Class B	(110,511)	(8,380)
Class C	(407,888)	(54,359)
Class F	(344,910)	(279,130)
Class I	(2,206,578)	(3,839,223)
Class P	(9,942)	(14,360)
Class R2	(24,238)	(16,707)
Class R3	(159,162)	(105,127)

Total distributions to shareholders	(9,031,687)	(8,196,996)

Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	40,514,418	86,009,975
Reinvestment of distributions	8,461,312	7,552,277
Cost of shares reacquired	(89,291,197)	(419,917,158)

Net decrease in net assets resulting from capital share transactions	(40,315,467)	(326,354,906)

Net increase (decrease) in net assets	63,150,078	(217,642,213)

NET ASSETS:
Beginning of period	$749,631,432	$967,273,645

End of period	$812,781,510	$749,631,432

Undistributed net investment income	$3,135,524	$7,811,208

See Notes to Financial Statements.	17

Statements of Changes in Net Assets (concluded)

	Small Cap Value Fund

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2013 (unaudited)	For the Year Ended November 30, 2012
Operations:
Net investment income	$10,732,063	$26,433,254
Net realized gain on investments in affiliated and unaffiliated issuers	350,461,431	206,371,681
Net change in unrealized appreciation/depreciation on investments	236,523,128	79,002,408

Net increase in net assets resulting from operations	597,716,622	311,807,343

Distributions to shareholders from:
Net investment income
Class A	(9,106,295)	—
Class C	(64,809)	—
Class F	(509,970)	—
Class I	(18,526,508)	—
Class P	(1,048,215)	—
Class R2	(28,482)	—
Class R3	(57,505)	—
Net realized gain
Class A	(28,188,535)	—
Class B	(165,109)	—
Class C	(1,003,927)	—
Class F	(1,183,708)	—
Class I	(39,673,471)	—
Class P	(4,316,043)	—
Class R2	(155,121)	—
Class R3	(265,780)	—

Total distributions to shareholders	(104,293,478)	—

Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	291,700,291	566,164,388
Reinvestment of distributions	96,343,357	—
Cost of shares reacquired	(733,279,885)	(1,119,226,837)

Net decrease in net assets resulting from capital share transactions	(345,236,237)	(553,062,449)

Net increase (decrease) in net assets	148,186,907	(241,255,106)

NET ASSETS:
Beginning of period	$3,418,130,307	$3,659,385,413

End of period	$3,566,317,214	$3,418,130,307

Undistributed net investment income	$5,323,786	$23,933,507

18	See Notes to Financial Statements.

Financial Highlights
CLASSIC STOCK FUND

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$30.57		$27.06	$27.67	$25.81	$20.90	$32.95

Investment operations:
Net investment income(a)	.18		.31	.18	.11	.18	.21
Net realized and unrealized gain (loss)	4.52		3.41	(.69)	1.91	4.95	(9.98)

Total from investment operations	4.70		3.72	(.51)	2.02	5.13	(9.77)

Distributions to shareholders from:
Net investment income	(.37)		(.21)	(.10)	(.16)	(.22)	(.15)
Net realized gain	—		—	—	—	—	(2.13)

Total distributions	(.37)		(.21)	(.10)	(.16)	(.22)	(2.28)

Net asset value, end of period	$34.90		$30.57	$27.06	$27.67	$25.81	$20.90

Total Return(b)	15.54	%(c)	13.89%	(1.86)%	7.87%	24.84%	(31.78)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.49	%(c)	.98%	.98%	.98%	1.15%	1.30%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.49	%(c)	.98%	.98%	.98%	1.15%	1.30%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.64	%(c)	1.31%	1.29%	1.30%	1.37%	1.33%

Net investment income	.56	%(c)	1.04%	.64%	.42%	.84%	.77%

Supplemental Data:

Net assets, end of period (000)	$513,718		$479,348	$498,545	$569,479	$595,557	$494,847
Portfolio turnover rate	12.23	%(c)	12.89%	27.97%	24.10%	55.20%	36.96%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	19

Financial Highlights (continued)
CLASSIC STOCK FUND

	Class B Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$29.05		$25.68	$26.33	$24.58	$19.86	$31.47

Investment operations:
Net investment income (loss)(a)	.07		.11	(.01)	(.06)	.04	.03
Net realized and unrealized gain (loss)	4.31		3.27	(.64)	1.82	4.72	(9.51)

Total from investment operations	4.38		3.38	(.65)	1.76	4.76	(9.48)

Distributions to shareholders from:
Net investment income	(.15)		(.01)	—	(.01)	(.04)	—
Net realized gain	—		—	—	—	—	(2.13)

Total distributions	(.15)		(.01)	—	(.01)	(.04)	(2.13)

Net asset value, end of period	$33.28		$29.05	$25.68	$26.33	$24.58	$19.86

Total Return(b)	15.19	%(c)	13.12%	(2.47)%	7.16%	24.04%	(32.23)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.81	%(c)	1.63%	1.62%	1.63%	1.80%	1.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.81	%(c)	1.63%	1.62%	1.63%	1.80%	1.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.96	%(c)	1.96%	1.93%	1.95%	2.02%	1.98%

Net investment income (loss)	.23	%(c)	.37%	(.03)%	(.25)%	.19%	.11%

Supplemental Data:

Net assets, end of period (000)	$19,776		$21,344	$25,829	$35,937	$46,267	$43,374
Portfolio turnover rate	12.23	%(c)	12.89%	27.97%	24.10%	55.20%	36.96%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

20	See Notes to Financial Statements.

Financial Highlights (continued)
CLASSIC STOCK FUND

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$29.11		$25.74	$26.39		$24.66	$19.94	$31.59

Investment operations:
Net investment income (loss)(a)	.07		.11	—	(b)	(.06)	.04	.03
Net realized and unrealized gain (loss)	4.32		3.28	(.65)		1.82	4.74	(9.55)

Total from investment operations	4.39		3.39	(.65)		1.76	4.78	(9.52)

Distributions to shareholders from:
Net investment income	(.18)		(.02)	—		(.03)	(.06)	— (b)
Net realized gain	—		—	—		—	—	(2.13)

Total distributions	(.18)		(.02)	—		(.03)	(.06)	(2.13)

Net asset value, end of period	$33.32		$29.11	$25.74		$26.39	$24.66	$19.94

Total Return(c)	15.17	%(d)	13.15%	(2.46)%		7.15%	24.08%	(32.24)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.81	%(d)	1.62%	1.61%		1.63%	1.80%	1.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.62%	1.61%		1.63%	1.80%	1.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.96	%(d)	1.95%	1.92%		1.95%	2.02%	1.98%

Net investment income (loss)	.24	%(d)	.40%	.00	%(e)	(.23)%	.18%	.12%

Supplemental Data:

Net assets, end of period (000)	$70,969		$66,417	$69,263		$87,126	$89,787	$65,200
Portfolio turnover rate	12.23	%(d)	12.89%	27.97%		24.10%	55.20%	36.96%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Amount is less than .01%.

See Notes to Financial Statements.	21

Financial Highlights (continued)
CLASSIC STOCK FUND

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$30.51		$27.01	$27.62	$25.76	$20.88	$32.96

Investment operations:
Net investment income(a)	.22		.37	.23	.19	.22	.32
Net realized and unrealized gain (loss)	4.50		3.41	(.66)	1.89	4.96	(10.02)

Total from investment operations	4.72		3.78	(.43)	2.08	5.18	(9.70)

Distributions to shareholders from:
Net investment income	(.45)		(.28)	(.18)	(.22)	(.30)	(.25)
Net realized gain	—		—	—	—	—	(2.13)

Total distributions	(.45)		(.28)	(.18)	(.22)	(.30)	(2.38)

Net asset value, end of period	$34.78		$30.51	$27.01	$27.62	$25.76	$20.88

Total Return(b)	15.67	%(c)	14.18%	(1.61)%	8.14%	25.19%	(31.64)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.36	%(c)	.73%	.73%	.73%	.86%	1.05%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.36	%(c)	.73%	.73%	.73%	.86%	1.04%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.51	%(c)	1.06%	1.04%	1.05%	1.10%	1.11%

Net investment income	.68	%(c)	1.28%	.81%	.73%	.96%	1.25%

Supplemental Data:

Net assets, end of period (000)	$24,948		$23,323	$26,568	$45,605	$10,723	$2,453
Portfolio turnover rate	12.23	%(c)	12.89%	27.97%	24.10%	55.20%	36.96%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

22	See Notes to Financial Statements.

Financial Highlights (continued)
CLASSIC STOCK FUND

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)

			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$30.68		$27.17	$27.78	$25.90	$20.99	$33.08

Investment operations:
Net investment income(a)	.24		.38	.29	.21	.26	.31
Net realized and unrealized gain (loss)	4.53		3.45	(.70)	1.91	4.96	(10.01)

Total from investment operations	4.77		3.83	(.41)	2.12	5.22	(9.70)

Distributions to shareholders from:
Net investment income	(.49)		(.32)	(.20)	(.24)	(.31)	(.26)
Net realized gain	—		—	—	—	—	(2.13)

Total distributions	(.49)		(.32)	(.20)	(.24)	(.31)	(2.39)

Net asset value, end of period	$34.96		$30.68	$27.17	$27.78	$25.90	$20.99

Total Return(b)	15.74	%(c)	14.30%	(1.52)%	8.25%	25.28%	(31.53)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.31	%(c)	.63%	.63%	.63%	.79%	.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.31	%(c)	.63%	.63%	.63%	.79%	.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(c)	.97%	.94%	.95%	1.01%	.98%

Net investment income	.73	%(c)	1.31%	1.01%	.79%	1.17%	1.13%

Supplemental Data:

Net assets, end of period (000)	$164,386		$140,405	$327,603	$328,620	$264,418	$174,231
Portfolio turnover rate	12.23	%(c)	12.89%	27.97%	24.10%	55.20%	36.96%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	23

Financial Highlights (continued)
CLASSIC STOCK FUND

	Class P Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$30.73		$27.17	$27.78	$25.91	$20.96	$33.05

Investment operations:
Net investment income(a)	.17		.25	.15	.08	.17	.18
Net realized and unrealized gain (loss)	4.55		3.47	(.69)	1.92	4.97	(10.01)

Total from investment operations	4.72		3.72	(.54)	2.00	5.14	(9.83)

Distributions to shareholders from:
Net investment income	(.29)		(.16)	(.07)	(.13)	(.19)	(.13)
Net realized gain	—		—	—	—	—	(2.13)

Total distributions	(.29)		(.16)	(.07)	(.13)	(.19)	(2.26)

Net asset value, end of period	$35.16		$30.73	$27.17	$27.78	$25.91	$20.96

Total Return(b)	15.50	%(c)	13.77%	(1.97)%	7.74%	24.75%	(31.85)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.54	%(c)	1.08%	1.08%	1.08%	1.27%	1.40%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.54	%(c)	1.08%	1.08%	1.08%	1.27%	1.40%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.69	%(c)	1.42%	1.39%	1.40%	1.47%	1.43%

Net investment income	.51	%(c)	.85%	.53%	.30%	.76%	.66%

Supplemental Data:

Net assets, end of period (000)	$1,063		$1,069	$2,389	$3,107	$4,226	$4,635
Portfolio turnover rate	12.23	%(c)	12.89%	27.97%	24.10%	55.20%	36.96%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

24	See Notes to Financial Statements.

Financial Highlights (continued)
CLASSIC STOCK FUND

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$30.38		$26.91	$27.56	$25.78	$20.91	$32.93

Investment operations:
Net investment income(a)	.14		.23	.13	.07	.12	.28
Net realized and unrealized gain (loss)	4.49		3.40	(.70)	1.88	5.04	(9.96)

Total from investment operations	4.63		3.63	(.57)	1.95	5.16	(9.68)

Distributions to shareholders from:
Net investment income	(.30)		(.16)	(.08)	(.17)	(.29)	(.21)
Net realized gain	—		—	—	—	—	(2.13)

Total distributions	(.30)		(.16)	(.08)	(.17)	(.29)	(2.34)

Net asset value, end of period	$34.71		$30.38	$26.91	$27.56	$25.78	$20.91

Total Return(b)	15.40	%(c)	13.56%	(2.09)%	7.61%	25.03%	(31.57)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.61	%(c)	1.23%	1.23%	1.22%	1.21%	1.04%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.61	%(c)	1.23%	1.23%	1.22%	1.21%	1.04%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76	%(c)	1.56%	1.54%	1.55%	1.56%	1.07%

Net investment income	.44	%(c)	.79%	.46%	.25%	.50%	1.04%

Supplemental Data:

Net assets, end of period (000)	$1,815		$2,448	$2,771	$1,749	$730	$7
Portfolio turnover rate	12.23	%(c)	12.89%	27.97%	24.10%	55.20%	36.96%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	25

Financial Highlights (concluded)
CLASSIC STOCK FUND

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$30.23		$26.78	$27.42	$25.64	$20.82	$32.94

Investment operations:
Net investment income(a)	.16		.26	.16	.08	.16	.22
Net realized and unrealized gain (loss)	4.46		3.38	(.70)	1.88	4.92	(9.99)

Total from investment operations	4.62		3.64	(.54)	1.96	5.08	(9.77)

Distributions to shareholders from:
Net investment income	(.32)		(.19)	(.10)	(.18)	(.26)	(.22)
Net realized gain	—		—	—	—	—	(2.13)

Total distributions	(.32)		(.19)	(.10)	(.18)	(.26)	(2.35)

Net asset value, end of period	$34.53		$30.23	$26.78	$27.42	$25.64	$20.82

Total Return(b)	15.47	%(c)	13.69%	(2.00)%	7.71%	24.70%	(31.86)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.56	%(c)	1.12%	1.13%	1.12%	1.21%	1.42%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(c)	1.12%	1.13%	1.12%	1.21%	1.42%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.71	%(c)	1.46%	1.44%	1.45%	1.49%	1.48%

Net investment income	.49	%(c)	.89%	.56%	.32%	.70%	.88%

Supplemental Data:

Net assets, end of period (000)	$16,107		$15,276	$14,304	$9,567	$2,238	$321
Portfolio turnover rate	12.23	%(c)	12.89%	27.97%	24.10%	55.20%	36.96%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

26	See Notes to Financial Statements.

Financial Highlights
SMALL CAP VALUE FUND

	Class A Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$32.24		$29.68	$28.93	$22.87	$18.32	$33.10

Investment operations:
Net investment income (loss)(a)	.08		.18	(.07)	— (b)	(.02)	.04
Net realized and unrealized gain (loss)	5.79		2.38	.82	6.06	4.62	(9.97)

Total from investment operations	5.87		2.56	.75	6.06	4.60	(9.93)

Distributions to shareholders from:
Net investment income	(.24)		—	— (b)	—	(.05)	(.04)
Net realized gain	(.74)		—	—	—	—	(4.81)

Total distributions	(.98)		—	— (b)	—	(.05)	(4.85)

Net asset value, end of period	$37.13		$32.24	$29.68	$28.93	$22.87	$18.32

Total Return(c)	18.67	%(d)	8.63%	2.60%	26.50%	25.15%	(34.96)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.61	%(d)	1.23%	1.23%	1.25%	1.24%	1.23%

Expenses, excluding expense reductions	.61	%(d)	1.23%	1.23%	1.25%	1.24%	1.23%

Net investment income (loss)	.23	%(d)	.57%	(.22)%	(.01)%	(.08)%	.17%

Supplemental Data:

Net assets, end of period (000)	$1,273,164		$1,247,956	$1,470,064	$1,608,846	$1,393,870	$1,216,253
Portfolio turnover rate	22.01	%(d)	28.91%	41.95%	42.28%	68.63%	77.87%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	27

Financial Highlights (continued)
SMALL CAP VALUE FUND

	Class B Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$27.57		$25.56	$25.09	$19.97	$16.07	$29.78

Investment operations:
Net investment loss(a)	(.03)		(.04)	(.25)	(.17)	(.12)	(.12)
Net realized and unrealized gain (loss)	4.95		2.05	.72	5.29	4.02	(8.78)

Total from investment operations	4.92		2.01	.47	5.12	3.90	(8.90)

Distributions to shareholders from:
Net realized gain	(.74)		—	—	—	—	(4.81)

Net asset value, end of period	$31.75		$27.57	$25.56	$25.09	$19.97	$16.07

Total Return(b)	18.29	%(c)	7.82%	1.87%	25.64%	24.27%	(35.41)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.95	%(c)	1.93%	1.92%	1.95%	1.94%	1.93%

Expenses, excluding expense reductions	.95	%(c)	1.93%	1.92%	1.95%	1.94%	1.93%

Net investment loss	(.11	)%(c)	(.15)%	(.91)%	(.73)%	(.73)%	(.54)%

Supplemental Data:

Net assets, end of period (000)	$5,462		$6,406	$9,612	$14,612	$15,917	$25,955
Portfolio turnover rate	22.01	%(c)	28.91%	41.95%	42.28%	68.63%	77.87%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

28	See Notes to Financial Statements.

Financial Highlights (continued)
SMALL CAP VALUE FUND

	Class C Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$27.63		$25.61	$25.14	$20.01	$16.10	$29.83

Investment operations:
Net investment loss(a)	(.04)		(.03)	(.24)	(.17)	(.13)	(.12)
Net realized and unrealized gain (loss)	4.97		2.05	.71	5.30	4.04	(8.80)

Total from investment operations	4.93		2.02	.47	5.13	3.91	(8.92)

Distributions to shareholders from:
Net investment income	(.05)		—	—	—	—	—
Net realized gain	(.74)		—	—	—	—	(4.81)

Total distributions	(.79)		—	—	—	—	(4.81)

Net asset value, end of period	$31.77		$27.63	$25.61	$25.14	$20.01	$16.10

Total Return(b)	18.26	%(c)	7.89%	1.87%	25.64%	24.29%	(35.42)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.96	%(c)	1.92%	1.92%	1.95%	1.94%	1.93%

Expenses, excluding expense reductions	.96	%(c)	1.92%	1.92%	1.95%	1.94%	1.93%

Net investment loss	(.12	)%(c)	(.12)%	(.90)%	(.72)%	(.77)%	(.53)%

Supplemental Data:

Net assets, end of period (000)	$41,501		$37,988	$41,597	$46,980	$46,275	$46,307
Portfolio turnover rate	22.01	%(c)	28.91%	41.95%	42.28%	68.63%	77.87%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	29

Financial Highlights (continued)
SMALL CAP VALUE FUND

	Class F Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$32.26		$29.64	$28.90	$22.80	$18.30	$33.11

Investment operations:
Net investment income(a)	.11		.26	— (b)	.05	— (b)	.08
Net realized and unrealized gain (loss)	5.79		2.36	.80	6.05	4.62	(9.95)

Total from investment operations	5.90		2.62	.80	6.10	4.62	(9.87)

Distributions to shareholders from:
Net investment income	(.32)		—	(.06)	—	(.12)	(.13)
Net realized gain	(.74)		—	—	—	—	(4.81)

Total distributions	(1.06)		—	(.06)	—	(.12)	(4.94)

Net asset value, end of period	$37.10		$32.26	$29.64	$28.90	$22.80	$18.30

Total Return(c)	18.79	%(d)	8.84%	2.76%	26.75%	25.39%	(34.82)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.51	%(d)	1.03%	1.04%	1.05%	1.03%	1.04%

Expenses, excluding expense reductions	.51	%(d)	1.03%	1.04%	1.05%	1.03%	1.04%

Net investment income (loss)	.33	%(d)	.83%	.01%	.19%	(.02)%	.32%

Supplemental Data:

Net assets, end of period (000)	$58,887		$52,084	$32,597	$27,236	$22,387	$1,425
Portfolio turnover rate	22.01	%(d)	28.91%	41.95%	42.28%	68.63%	77.87%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

30	See Notes to Financial Statements.

Financial Highlights (continued)
SMALL CAP VALUE FUND

	Class I Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$34.28		$31.46	$30.67	$24.17	$19.38	$34.75

Investment operations:
Net investment income(a)	.14		.30	.03	.08	.05	.13
Net realized and unrealized gain (loss)	6.15		2.52	.85	6.42	4.87	(10.55)

Total from investment operations	6.29		2.82	.88	6.50	4.92	(10.42)

Distributions to shareholders from:
Net investment income	(.34)		—	(.09)	—	(.13)	(.14)
Net realized gain	(.74)		—	—	—	—	(4.81)

Total distributions	(1.08)		—	(.09)	—	(.13)	(4.95)

Net asset value, end of period	$39.49		$34.28	$31.46	$30.67	$24.17	$19.38

Total Return(b)	18.86	%(c)	8.96%	2.84%	26.89%	25.55%	(34.77)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.46	%(c)	.93%	.93%	.95%	.94%	.93%

Expenses, excluding expense reductions	.46	%(c)	.93%	.93%	.95%	.94%	.93%

Net investment income	.38	%(c)	.88%	.09%	.30%	.21%	.48%

Supplemental Data:

Net assets, end of period (000)	$1,984,670		$1,862,546	$1,855,748	$1,692,837	$1,231,291	$942,604
Portfolio turnover rate	22.01	%(c)	28.91%	41.95%	42.28%	68.63%	77.87%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	31

Financial Highlights (continued)
SMALL CAP VALUE FUND

	Class P Shares

	Six Months Ended 5/31/2013 (unaudited)
			Year Ended 11/30

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$31.79		$29.31	$28.62	$22.66	$18.15	$32.84

Investment operations:
Net investment income (loss)(a)	.05		.13	(.11)	(.04)	(.05)	.01
Net realized and unrealized gain (loss)	5.72		2.35	.80	6.00	4.57	(9.89)

Total from investment operations	5.77		2.48	.69	5.96	4.52	(9.88)

Distributions to shareholders from:
Net investment income	(.18)		—	—	—	(.01)	—
Net realized gain	(.74)		—	—	—	—	(4.81)

Total distributions	(.92)		—	—	—	(.01)	(4.81)

Net asset value, end of period	$36.64		$31.79	$29.31	$28.62	$22.66	$18.15

Total Return(b)	18.59	%(c)	8.46%	2.41%	26.30%	24.94%	(35.04)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.69	%(c)	1.38%	1.38%	1.40%	1.39%	1.38%

Expenses, excluding expense reductions	.69	%(c)	1.38%	1.38%	1.40%	1.39%	1.38%

Net investment income (loss)	.16	%(c)	.42%	(.37)%	(.16)%	(.23)%	.02%

Supplemental Data:

Net assets, end of period (000)	$187,424		$192,603	$231,655	$295,973	$261,914	$227,658
Portfolio turnover rate	22.01	%(c)	28.91%	41.95%	42.28%	68.63%	77.87%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

32	See Notes to Financial Statements.

Financial Highlights (continued)
SMALL CAP VALUE FUND

	Class R2 Shares

	Six Months Ended 5/31/2013 (unaudited)						3/24/2008(a) to 11/30/2008
			Year Ended 11/30

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$31.81		$29.37	$28.72	$22.77	$18.29	$25.99

Investment operations:
Net investment income (loss)(b)	.03		.09	(.11)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	5.73		2.35	.76	6.06	4.62	(7.68)

Total from investment operations	5.76		2.44	.65	5.95	4.52	(7.70)

Distributions to shareholders from:
Net investment income	(.14)		—	—	—	(.04)	—
Net realized gain	(.74)		—	—	—	—	—

Total distributions	(.88)		—	—	—	(.04)	—

Net asset value, end of period	$36.69		$31.81	$29.37	$28.72	$22.77	$18.29

Total Return(c)	18.51	%(d)	8.31%	2.26%	26.13%	24.77%	(29.63	)%(d)
Ratios to Average Net Assets:

Expenses, including expense reductions	.77	%(d)	1.53%	1.56%	1.54%	1.52%	1.03	%(d)

Expenses, excluding expense reductions	.77	%(d)	1.53%	1.56%	1.54%	1.52%	1.04	%(d)

Net investment income (loss)	.08	%(d)	.28%	(.38)%	(.41)%	(.48)%	(.07	)%(d)

Supplemental Data:

Net assets, end of period (000)	$243		$6,910	$7,205	$78	$86	$14
Portfolio turnover rate	22.01	%(d)	28.91%	41.95%	42.28%	68.63%	77.87%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	33

Financial Highlights (concluded)
SMALL CAP VALUE FUND

	Class R3 Shares

	Six Months Ended 5/31/2013 (unaudited)						3/24/2008(a) to 11/30/2008
			Year Ended 11/30

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$31.85		$29.38	$28.69	$22.73	$18.29	$25.99

Investment operations:
Net investment income (loss)(b)	.04		.12	(.11)	(.04)	(.06)	.02
Net realized and unrealized gain (loss)	5.74		2.35	.80	6.00	4.60	(7.72)

Total from investment operations	5.78		2.47	.69	5.96	4.54	(7.70)

Distributions to shareholders from:
Net investment income	(.16)		—	—	—	(.10)	—
Net realized gain	(.74)		—	—	—	—	—

Total distributions	(.90)		—	—	—	(.10)	—

Net asset value, end of period	$36.73		$31.85	$29.38	$28.69	$22.73	$18.29

Total Return(c)	18.58	%(d)	8.41%	2.41%	26.22%	24.94%	(29.63	)%(d)
Ratios to Average Net Assets:

Expenses, including expense reductions	.71	%(d)	1.42%	1.42%	1.45%	1.44%	1.00	%(d)

Expenses, excluding expense reductions	.71	%(d)	1.42%	1.42%	1.45%	1.44%	1.00	%(d)

Net investment income (loss)	.13	%(d)	.39%	(.37)%	(.16)%	.30%	.07	%(d)

Supplemental Data:

Net assets, end of period (000)	$14,967		$11,635	$10,907	$5,190	$1,995	$1,090
Portfolio turnover rate	22.01	%(d)	28.91%	41.95%	42.28%	68.63%	77.87%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

34	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Classic Stock Fund (“Classic Stock Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Classic Stock Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Funds’ prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Small Cap Value Fund is open to existing shareholders and to certain new investors on a limited basis as set forth in the Fund’s prospectus. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2009 through November 30, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of

Notes to Financial Statements (unaudited)(continued)

such transactions are included in Net realized gain on investments in unaffiliated issuers on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of May 31, 2013, and if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

	Effective April 1, 2013	Prior to April 1, 2013

Classic Stock Fund
First $1 billion	.65%	.70%
Next $1 billion	.60%	.65%
Over $2 billion	.55%	.60%

For the six months ended May 31, 2013, the effective management fee, net of waivers, with respect to Classic Stock Fund, was at an annualized rate of .38% of the Fund’s average daily net assets.

Small Cap Value Fund
First $2 billion	.75%
Over $2 billion	.70%

For the six months ended May 31, 2013, the effective management fee with respect to Small Cap Value Fund, was at an annualized rate of .73% of the Fund’s average daily net assets.

For the period ended May 31, 2013, and continuing through March 31, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and administrative fee and, if necessary, reimburse Classic Stock Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .63%. This agreement may be terminated only upon approval of the Board.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Classic Stock Fund and Small Cap Value Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of May 31, 2013, the percentages of Classic Stock Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund were 5.40%, and 10.99%, respectively.

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2013, the percentage of Small Cap Value Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 5.26%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%		.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	(1)	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	Small Cap Value Fund’s Class A distribution fee for the six month period was .05%.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2013:

	Distributor Commissions	Dealers’ Concessions

Classic Stock Fund	$63,544	$340,898
Small Cap Value Fund	6,378	34,626

Distributor received the following amount of CDSCs for the six months ended May 31, 2013:

	Class A	Class C

Classic Stock Fund	$10,442	$2,157
Small Cap Value Fund	512	—

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended May 31, 2013 and the fiscal year ended November 30, 2012 was as follows:

	Classic Stock Fund		Small Cap Value Fund

	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012	Six Months Ended 5/31/2013 (unaudited)	Year Ended 11/30/2012

Distributions paid from:
Ordinary income	$9,031,687	$8,196,996	$29,330,235	$—
Net long-term capital gains	—	—	74,963,243	—

Total distributions paid	$9,031,687	$8,196,996	$104,293,478	$—

As of November 30, 2012, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2017	2018	Total

Classic Stock Fund	$39,856,129	$7,000,556	$46,856,685

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of May 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Classic Stock Fund	Small Cap Value Fund

Tax cost	$538,757,494	$2,612,493,171

Gross unrealized gain	286,670,531	966,963,568
Gross unrealized loss	(12,280,192)	(20,023,009)

Net unrealized security gain	$274,390,339	$946,940,559

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2013 were as follows:

	Purchases	Sales

Classic Stock Fund	$93,155,668	$135,357,347
Small Cap Value Fund	758,605,475	1,175,940,107

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2013.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in

Notes to Financial Statements (unaudited)(continued)

the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Funds and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on each Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective April 1, 2013, the Funds and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013, the Funds and the participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

As of May 31, 2013, there were no loans pursuant to this Facility, nor was the Facility utilized any time during the six months ended May 31, 2013. Subsequent to May 31, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013.

9.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers for the six months ended May 31, 2013:

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2013	Fair Value at 5/31/2013	Net Realized Gain 12/1/2012 to 5/31/2013(a)	Dividend Income 12/1/2012 to 5/31/2013(a)

Koppers Holdings, Inc.(b)	1,045,200	—	(434,555)	610,645	$—	$367,706	$—
Navigators Group, Inc. (The)(b)	773,400	—	(112,214)	661,186	—	320,751	—

Total					$—	$688,457	$—

(a)	Represents realized gains and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	No longer an affiliated issuer as of May 31, 2013.

Notes to Financial Statements (unaudited)(continued)

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	INVESTMENT RISKS

Classic Stock Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investment exposure to foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information and other risks.

Small Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with small company value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks. Also, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Classic Stock Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	802,085	$25,939,819	1,943,062	$57,757,465
Converted from Class B*	69,691	2,294,179	93,609	2,758,500
Reinvestment of distributions	179,183	5,547,503	132,326	3,445,792
Shares reacquired	(2,010,204)	(65,282,425)	(4,911,592)	(142,852,546)

Decrease	(959,245)	$(31,500,924)	(2,742,595)	$(78,890,789)

Notes to Financial Statements (unaudited)(continued)

Classic Stock Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class B Shares	Shares	Amount	Shares	Amount

Shares sold	10,039	$303,122	27,251	$768,814
Reinvestment of distributions	3,342	98,915	300	7,478
Shares reacquired	(80,947)	(2,493,893)	(200,414)	(5,664,954)
Converted to Class A*	(72,988)	(2,294,179)	(98,179)	(2,758,500)

Decrease	(140,554)	$(4,386,035)	(271,042)	$(7,647,162)

Class C Shares

Shares sold	108,550	$3,379,302	224,444	$6,293,083
Reinvestment of distributions	9,839	291,641	1,490	37,170
Shares reacquired	(270,127)	(8,395,908)	(634,857)	(17,809,574)

Decrease	(151,738)	$(4,724,965)	(408,923)	$(11,479,321)

Class F Shares

Shares sold	74,590	$2,427,454	154,428	$4,440,608
Reinvestment of distributions	7,631	235,208	7,008	181,730
Shares reacquired	(129,380)	(4,180,786)	(380,633)	(11,010,238)

Decrease	(47,159)	$(1,518,124)	(219,197)	$(6,387,900)

Class I Shares

Shares sold	188,377	$6,119,639	336,859	$10,059,335
Reinvestment of distributions	67,807	2,099,316	143,996	3,751,097
Shares reacquired	(130,451)	(4,164,003)	(7,960,938)	(232,459,724)

Increase (decrease)	125,733	$4,054,952	(7,480,083)	$(218,649,292)

Class P Shares

Shares sold	2,355	$76,795	8,628	$251,542
Reinvestment of distributions	319	9,943	548	14,359
Shares reacquired	(7,250)	(230,294)	(62,311)	(1,921,211)

Decrease	(4,576)	$(143,556)	(53,135)	$(1,655,310)

Class R2 Shares

Shares sold	3,742	$119,794	14,321	$421,478
Reinvestment of distributions	641	19,751	368	9,524
Shares reacquired	(32,704)	(1,028,924)	(37,083)	(1,089,288)

Decrease	(28,321)	$(889,379)	(22,394)	$(658,286)

Class R3 Shares

Shares sold	66,644	$2,148,493	207,719	$6,017,650
Reinvestment of distributions	5,189	159,035	4,078	105,127
Shares reacquired	(110,800)	(3,514,964)	(240,567)	(7,109,623)

Decrease	(38,967)	$(1,207,436)	(28,770)	$(986,846)

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

Small Cap Value Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	3,149,280	$109,822,393	5,713,997	$181,265,210
Converted from Class B*	26,283	911,770	72,612	2,334,823
Reinvestment of distributions	1,050,273	33,598,250	—	—
Shares reacquired	(8,646,235)	(301,652,274)	(16,613,976)	(522,964,712)

Decrease	(4,420,399)	$(157,319,861)	(10,827,367)	$(339,364,679)

Class B Shares

Shares sold	1,091	$31,765	15,402	$429,152
Reinvestment of distributions	5,789	158,860	—	—
Shares reacquired	(36,580)	(1,083,703)	(74,519)	(2,022,813)
Converted to Class A*	(30,688)	(911,770)	(84,622)	(2,334,823)

Decrease	(60,388)	$(1,804,848)	(143,739)	$(3,928,484)

Class C Shares

Shares sold	21,086	$611,340	29,892	$800,198
Reinvestment of distributions	27,590	757,626	—	—
Shares reacquired	(117,339)	(3,494,515)	(279,264)	(7,569,382)

Decrease	(68,663)	$(2,125,549)	(249,372)	$(6,769,184)

Class F Shares

Shares sold	135,922	$4,632,647	994,332	$32,099,457
Reinvestment of distributions	38,136	1,217,698	—	—
Shares reacquired	(201,358)	(6,967,322)	(479,727)	(15,131,390)

Increase (decrease)	(27,300)	$(1,116,977)	514,605	$16,968,067

Class I Shares

Shares sold	4,384,621	$160,279,841	9,616,276	$319,564,156
Reinvestment of distributions	1,610,986	54,741,286	—	—
Shares reacquired	(10,070,099)	(359,491,453)	(14,269,916)	(480,815,569)

Decrease	(4,074,492)	$(144,470,326)	(4,653,640)	$(161,251,413)

Class P Shares

Shares sold	360,516	$12,367,841	771,469	$24,084,374
Reinvestment of distributions	169,783	5,363,447	—	—
Shares reacquired	(1,473,321)	(49,889,614)	(2,617,286)	(81,658,131)

Decrease	(943,022)	$(32,158,326)	(1,845,817)	$(57,573,757)

Class R2 Shares

Shares sold	8,112	$282,765	24,587	$780,124
Reinvestment of distributions	5,780	182,905	—	—
Shares reacquired	(224,475)	(8,149,211)	(52,689)	(1,664,769)

Decrease	(210,583)	$(7,683,541)	(28,102)	$(884,645)

Notes to Financial Statements (unaudited)(concluded)

Small Cap Value Fund	Six Months Ended May 31, 2013 (unaudited)		Year Ended November 30, 2012

Class R3 Shares	Shares	Amount	Shares	Amount

Shares sold	105,797	$3,671,699	227,916	$7,141,717
Reinvestment of distributions	10,208	323,285	—	—
Shares reacquired	(73,800)	(2,551,793)	(233,944)	(7,400,071)

Increase (decrease)	42,205	$1,443,191	(6,028)	$(258,354)

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

13.	RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-1 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011-11 and ASU 2013-1 will have on the Funds’ financial statement disclosures.

14.	SUBSEQUENT EVENT

On June 6, 2013, the Board approved a proposal to reorganize Classic Stock Fund into Lord Abbett Calibrated Dividend Growth Fund, another fund of the Company, to create a single larger fund. The reorganization requires the approval of Classic Stock Fund’s shareholders at a future shareholder meeting.

Approval of Advisory Contract

The Board of Directors of the Company, including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information provided by Lipper Inc. regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) detailed performance attribution analysis; (4) information provided by Lord Abbett regarding the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was engaged solely in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the relevant performance universes, in each case as of various periods ended September 30, 2012. As to Classic Stock Fund, the Board observed that the investment performance of the Class A shares was above the median of the peer group for most periods and but below that of the median of the peer group for the three-year period. As to Small Cap Value Fund, the Board observed that the investment performance of the Class A shares was above the median of the peer group for the ten-year period, but below or approximately the same as the median of the peer group for other periods.

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also considered the steps Lord Abbett had taken or was taking to improve investment performance of each Fund.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the expense ratios generally were below the medians of the peer group. In addition, as to Classic Stock Fund, the Board noted that Lord Abbett had agreed to a new fee schedule to the management agreement, effective April 1, 2013.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the

Approval of Advisory Contract (concluded)

intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Classic Stock Fund Small-Cap Value Series	LARF-3-0513 (07/13)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: July 24, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: July 24, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 24, 2013